UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                    811-03605

                                         Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                                 Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (312) 557-7547

Date of fiscal year end:    November 30

Date of reporting period:    May 31, 2014

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

19	TREASURY PORTFOLIO

21	TAX-EXEMPT PORTFOLIO

31	U.S. GOVERNMENT PORTFOLIO

34	U.S. GOVERNMENT SELECT PORTFOLIO

38	MUNICIPAL PORTFOLIO

58	ABBREVIATIONS AND OTHER INFORMATION

59	NOTES TO THE FINANCIAL STATEMENTS

67	SHAREHOLDER MEETING RESULTS

68	FUND EXPENSES

70	APPROVAL OF ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

76	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2014 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$10,887,504	$5,030,140	$1,186,644	$5,264,440	$14,305,997	$4,685,197
Repurchase agreements, at cost which approximates fair value	678,602	9,044,127	–	1,175,709	3,340,697	–
Cash	19,689	75,150	2,713	259,853	–	15,621
Interest income receivable	8,689	2,410	1,710	662	836	5,051
Receivable for securities sold	2,415	72,000	3,960	–	111,007	13,560
Receivable for fund shares sold	49,336	64,754	–	–	1	–
Receivable from affiliates for expense reimbursements	1,902	1,757	286	1,579	1,981	478
Prepaid and other assets	125	96	30	128	199	52
Total Assets	11,648,262	14,290,434	1,195,343	6,702,371	17,760,718	4,719,959
LIABILITIES:
Cash overdraft	–	–	–	–	274	–
Payable for securities purchased	859,312	404,669	10,140	106,662	104,993	9,255
Payable for fund shares redeemed	–	–	–	191,630	1,159	–
Distributions payable to shareholders	90	113	11	55	151	41
Payable to affiliates:
Investment advisory fees	2,241	1,125	266	1,378	1,506	408
Administration fees	896	1,125	105	551	1,506	408
Custody and accounting fees	110	136	22	101	175	53
Transfer agent fees	6	5	1	–	4	4
Trustee fees	88	11	8	40	68	27
Accrued other liabilities	107	92	27	84	155	53
Total Liabilities	862,850	407,276	10,580	300,501	109,991	10,249
Net Assets	$10,785,412	$13,883,158	$1,184,763	$6,401,870	$17,650,727	$4,709,710
ANALYSIS OF NET ASSETS:
Capital stock	$10,785,447	$13,883,133	$1,184,778	$6,401,897	$17,650,747	$4,709,678
Accumulated undistributed net investment loss	(104)	(3)	(1)	(57)	(49)	(9)
Accumulated undistributed net realized gain (loss)	69	28	(14)	30	29	41
Net Assets	$10,785,412	$13,883,158	$1,184,763	$6,401,870	$17,650,727	$4,709,710
Net Assets:
Shares	$10,779,457	$13,883,158	$1,184,230	$6,377,371	$17,518,211	$4,670,787
Service Shares	5,955	–	533	24,499	132,516	38,923
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	10,779,492	13,883,133	1,184,241	6,377,368	17,518,253	4,670,771
Service Shares	5,956	–	535	24,498	132,514	38,918
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$8,913	$3,764	$601	$3,230	$8,578	$2,268
EXPENSES:
Investment advisory fees	13,359	12,258	1,561	8,367	17,901	4,941
Administration fees	5,344	6,129	624	3,347	8,950	2,471
Custody and accounting fees	576	679	81	404	954	268
Transfer agent fees	32	25	11	15	69	24
Registration fees	55	48	26	48	66	37
Printing fees	12	9	3	8	18	5
Professional fees	48	47	24	50	71	32
Trustee fees	76	71	9	80	138	31
Other	89	67	15	81	147	44
Total Expenses	19,591	19,333	2,354	12,400	28,314	7,853
Less waivers of investment advisory fees	–	(6,129)	–	–	(8,950)	(2,471)
Less expenses reimbursed by administrator	(831)	(3,933)	(152)	(639)	(1,350)	(401)
Less expenses reimbursed by investment adviser	(10,376)	(5,555)	(1,661)	(8,569)	(10,176)	(3,010)
Less custodian credits	(6)	(17)	(3)	(10)	(1)	(7)
Net Expenses	8,378	3,699	538	3,182	7,837	1,964
Net Investment Income	535	65	63	48	741	304
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(51)	28	9	30	29	41
Net Gains (Losses)	(51)	28	9	30	29	41
Net Increase in Net Assets Resulting from Operations	$484	$93	$72	$78	$770	$345

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2014	2013	2014	2013
OPERATIONS:
Net investment income	$535	$918	$65	$1,016
Net realized gains (losses) on:
Investments	(51)	232	28	708
Net Increase in Net Assets Resulting from Operations	484	1,150	93	1,724
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(403,687)	136,263	3,717,167	1,543,919
Net increase (decrease) in net assets resulting from Service Shares transactions	(223)	(5,174)	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(403,910)	131,089	3,717,167	1,543,919
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(533)	(1,136)	(617)	(1,336)
Total Distributions to Shares Shareholders	(533)	(1,136)	(617)	(1,336)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	–	(1)	–	–
Total Distributions to Service Shares Shareholders	–	(1)	–	–
Total Increase (Decrease) in Net Assets	(403,959)	131,102	3,716,643	1,544,307
NET ASSETS:
Beginning of period	11,189,371	11,058,269	10,166,515	8,622,208
End of period	$10,785,412	$11,189,371	$13,883,158	$10,166,515
Accumulated Undistributed Net Investment Income (Loss)	$(104)	$(106)	$(3)	$549

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2013

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2014	2013	2014	2013	2014	2013	2014	2013

$63	$151	$48	$743	$741	$1,781	$304	$533

9	–	30	347	29	253	41	184
72	151	78	1,090	770	2,034	345	717

15,968	(615,859)	(158,376)	(283,029)	168,854	362,998	(63,235)	388,312
(449)	304	850	(1,517)	(8,489)	(72,100)	5,509	995
15,519	(615,555)	(157,526)	(284,546)	160,365	290,898	(57,726)	389,307

(62)	(151)	(335)	(862)	(888)	(1,974)	(469)	(579)
(62)	(151)	(335)	(862)	(888)	(1,974)	(469)	(579)

–	–	(1)	(3)	(7)	(19)	(3)	(4)
–	–	(1)	(3)	(7)	(19)	(3)	(4)
15,529	(615,555)	(157,784)	(284,321)	160,240	290,939	(57,853)	389,441

1,169,234	1,784,789	6,559,654	6,843,975	17,490,487	17,199,548	4,767,563	4,378,122
$1,184,763	$1,169,234	$6,401,870	$6,559,654	$17,650,727	$17,490,487	$4,709,710	$4,767,563
$(1)	$(2)	$(57)	$231	$(49)	$105	$(9)	$159

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO			SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%	0.25	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,779,457	$11,183,193	$11,046,917	$11,117,953	$8,767,742	$9,515,203
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.16%	0.20%	0.21%	0.21%	0.30%	0.39	%(5)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%	0.41%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.02%	0.21%
Net investment income (loss), before waivers, reimbursements and credits	(0.20)%	(0.16)%	(0.15%)	(0.14%)	(0.05)%	0.19%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%	0.12	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,955	$6,178	$11,352	$36,093	$72,076	$86,550
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.16%	0.20%	0.19%	0.22%	0.30%	0.54	%(5)
Expenses, before waivers, reimbursements and credits	0.38%	0.38%	0.41%	0.63%	0.63%	0.67%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.03%	0.01%	0.02%	0.06%
Net investment loss, before waivers, reimbursements and credits	(0.21)%	(0.17)%	(0.19)%	(0.40)%	(0.31)%	(0.07)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.46% and 0.22% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $4,328,000 and $52,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.02%	0.02%	0.07%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,883,158	$10,166,515	$8,622,208	$7,634,979	$4,970,610	$2,933,613
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.06%	0.09%	0.12%	0.10%	0.15%	0.13%
Expenses, before waivers, reimbursements and credits	0.31%	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.00%	0.01%	0.02%	0.02%	0.07%	0.10%
Net investment loss, before waivers, reimbursements and credits	(0.25)%	(0.22)%	(0.18)%	(0.20)%	(0.10)%	(0.09)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for period less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX -EXEMPT PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,184,230	$1,168,252	$1,784,110	$1,222,940	$1,273,685	$1,682,036
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.09%	0.12%	0.16%	0.20%	0.28%	0.37	%(4)
Expenses, before waivers, reimbursements and credits	0.38%	0.38%	0.37%	0.37%	0.37%	0.40%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.02%	0.33%
Net investment income (loss), before waivers, reimbursements and credits	(0.28)%	(0.25)%	(0.20)%	(0.15)%	(0.07)%	0.30%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$533	$982	$679	$966	$1,308	$4,512
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.09%	0.12%	0.16%	0.22%	0.28%	0.60	%(4)
Expenses, before waivers, reimbursements and credits	0.39%	0.39%	0.41%	0.63%	0.63%	0.66%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.00%	0.02%	0.10%
Net investment income (loss), before waivers, reimbursements and credits	(0.29)%	(0.26)%	(0.24)%	(0.41)%	(0.33)%	0.04%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for period less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $318,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,377,371	$6,536,003	$6,818,808	$6,380,311	$5,378,943	$5,358,301
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.10%	0.11%	0.15%	0.14%	0.21%	0.36	%(4)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%	0.40%
Net investment income, net of waivers, reimbursements and credits	0.00%	0.01%	0.01%	0.01%	0.02%	0.14%
Net investment income (loss), before waivers, reimbursements and credits	(0.27)%	(0.25)%	(0.21)%	(0.22)%	(0.14)%	0.10%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$24,499	$23,651	$25,167	$26,937	$33,003	$48,562
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.10%	0.11%	0.15%	0.14%	0.21%	0.47	%(4)
Expenses, before waivers, reimbursements and credits	0.38%	0.38%	0.40%	0.63%	0.63%	0.66%
Net investment income, net of waivers, reimbursements and credits	0.00%	0.01%	0.01%	0.01%	0.02%	0.03%
Net investment loss, before waivers, reimbursements and credits	(0.28)%	(0.26)%	(0.24)%	(0.48)%	(0.40)%	(0.16)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,627,000 and $43,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.03%	0.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17,518,211	$17,349,481	$16,986,442	$13,248,289	$12,599,523	$14,815,124
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.09%	0.11%	0.13%	0.11%	0.19%	0.23	%(4)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.32%	0.34%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.03%	0.20%
Net investment income (loss), before waivers, reimbursements and credits	(0.22%)	(0.20)%	(0.18)%	(0.20)%	(0.10)%	0.09%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%	0.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,516	$141,006	$213,106	$262,089	$120,824	$131,605
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.09%	0.11%	0.13%	0.11%	0.20%	0.38	%(4)
Expenses, before waivers, reimbursements and credits	0.33%	0.33%	0.35%	0.58%	0.58%	0.60%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%	0.05%
Net investment loss, before waivers, reimbursements and credits	(0.23)%	(0.21)%	(0.21)%	(0.46)%	(0.36)%	(0.17)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $3,958,000 and $26,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.05%	0.11%	0.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,670,787	$4,734,148	$4,345,703	$4,815,069	$4,710,432	$6,075,067
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.17%	0.19%	0.20%	0.23	%(4)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.32%	0.32%	0.34%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.05%	0.10%	0.47%
Net investment income (loss), before waivers, reimbursements and credits	(0.23)%	(0.19)%	(0.14)%	(0.08)%	(0.02)%	0.36%

	SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%	0.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$38,923	$33,415	$32,419	$28,333	$39,651	$73,501
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.08%	0.12%	0.17%	0.23%	0.29%	0.47	%(4)
Expenses, before waivers, reimbursements and credits	0.33%	0.33%	0.35%	0.58%	0.58%	0.60%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.23%
Net investment income (loss), before waivers, reimbursements and credits	(0.24)%	(0.20)%	(0.17)%	(0.34)%	(0.28)%	0.10%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,360,000 and $29,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 4.6%

ABS Other – 4.6%

Bedford Row Funding Corp., 0.32%, 9/15/14	$15,000	$14,986
0.30%, 10/20/14	35,000	34,959
0.32%, 3/25/15(1)	48,000	47,873

Collateralized Commercial Paper II, 0.30%, 6/9/14(1)	44,880	44,877
0.18%, 7/22/14(1)	46,000	45,988

Collateralized Commercial Paper LLC, 0.29%, 7/14/14	54,215	54,196

Kells Funding LLC, 0.21%, 6/7/14(1)(2)	11,000	11,000
0.21%, 7/29/14(1)	44,000	43,985
0.20%, 7/30/14(1)	21,000	20,993
0.21%, 8/8/14(1)	2,000	1,999
0.22%, 8/28/14(1)	20,355	20,344
0.22%, 9/8/14(1)	57,170	57,136

Ridgefield Funding Co. LLC, 0.16%, 6/18/14(1)(3)	45,000	44,997

Victory Receivables Corp., 0.16%, 6/18/14(1)	49,993	49,989
		493,322
Total ABS Commercial Paper
(Cost $493,322)		493,322

ASSET-BACKED SECURITIES – 1.8%

ABS Other – 0.5%

John Deere Owner Trust, Series 2014-A, Class A1, 0.20%, 5/15/15	57,655	57,655

Car Loan – 1.3%

Fifth Third Auto Trust, Series 2014-1, Class A1, 0.20%, 3/16/15	18,946	18,946

Honda Auto Receivables Owner Trust, Series 2014-1, Class A1 0.19%, 3/23/15	25,235	25,236

Hyundai Auto Receivables Trust, Series 2014-A, Class A1, 0.20%, 2/17/15	14,732	14,732

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 4/15/15	59,059	59,059

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.8% – continued

Car Loan – 1.3% – continued

Nissan Auto Receivables Owner Trust, Series 2014-A, Class A1, 0.19%, 2/17/15	$15,275	$15,275
		133,248
Total Asset-Backed Securities
(Cost $190,903)		190,903

CERTIFICATES OF DEPOSIT – 31.0%

Banking – 31.0%

Bank of America N.A., New York Branch, 0.21%, 7/1/14	80,000	80,000
0.26%, 9/8/14	85,000	85,000
0.26%, 9/25/14	30,000	30,000

Bank of Montreal, Chicago Branch, 0.18%, 6/11/14	46,635	46,635
0.18%, 6/19/14	45,000	45,000
0.17%, 8/6/14	38,740	38,740

Bank of Nova Scotia, Houston, 0.21%, 6/2/14, FRCD(2)	75,000	75,000
0.27%, 6/2/14, FRCD(2)	80,000	80,000
0.23%, 7/8/14, FRCD(2)	23,000	23,000
0.22%, 11/13/14	44,525	44,525

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.25%, 7/8/14	90,000	90,000
0.24%, 11/17/14	74,045	74,045

Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.25%, 8/11/14	43,000	43,000

BMO Harris Bank N.A., 0.19%, 8/15/14	19,400	19,400

BNP Paribas S.A., Chicago Branch, 0.22%, 6/10/14	52,000	52,000

Branch Banking and Trust Co., 0.16%, 6/30/14	100,000	100,000
0.17%, 7/28/14	54,000	54,000

Canadian Imperial Bank of Commerce, 0.24%, 6/2/14, FRCD(2)	25,000	25,000

Citibank N.A., New York Branch, 0.25%, 9/2/14	106,000	106,000
0.25%, 12/1/14	82,000	82,000

Commonwealth Bank of Australia, London, 0.24%, 6/24/14, FRCD(2)	37,000	37,000
0.22%, 8/7/14, FRCD(2)	60,000	60,000

DNB Nor Bank ASA, New York Branch, 0.18%, 6/9/14	42,000	42,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.0% – continued

Banking – 31.0% – continued
0.16%, 7/31/14	$35,000	$35,000

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 7/17/14, FRCD(2)	76,000	76,000

Mitsubishi UFJ Trust & Banking Corp., 0.22%, 6/9/14	44,000	44,000

Mizuho Bank Ltd., New York Branch, 0.22%, 6/2/14	19,145	19,145
0.20%, 6/23/14	61,605	61,605

National Australia Bank Ltd., London, 0.24%, 6/9/14, FRCD(2)	50,000	50,000

Nordea Bank Finland PLC, New York, 0.16%, 6/27/14	78,000	78,000
0.22%, 8/22/14	78,000	78,000
0.18%, 9/16/14	44,950	44,949

Norinchukin Bank, New York Branch, 0.21%, 6/9/14	44,000	44,000

Oversea-Chinese Banking Corp., 0.24%, 6/12/14	85,000	85,000
0.20%, 7/8/14	35,000	35,000
0.20%, 7/29/14	28,000	28,000

Rabobank Nederland, New York Branch, 0.19%, 6/9/14, FRCD(2)	87,430	87,428
0.21%, 12/3/14	80,000	80,000

Rabobank Nederland, New York, 0.25%, 6/2/14, FRCD(2)	33,100	33,107

Royal Bank of Canada, New York, 0.26%, 6/2/14, FRCD(2)	43,100	43,100
0.15%, 6/18/14, FRCD(2)	79,000	79,000
0.18%, 6/18/14, FRCD(2)	47,000	47,000

Skandinaviska Enskilda Banken AB, New York, 0.16%, 8/1/14	50,655	50,655
0.16%, 8/28/14	100,000	99,999

Sumitomo Mutsui Bank, New York, 0.25%, 8/11/14	65,975	65,975

Svenska Handelsbanken AB, 0.18%, 6/19/14	55,160	55,160

Svenska Handelsbanken, New York, 0.16%, 6/2/14(2)	30,000	30,000
0.16%, 8/25/14	67,370	67,371

Toronto Dominion Bank, New York Branch, 0.15%, 9/2/14	30,000	30,000
0.16%, 9/25/14	88,000	88,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.0% – continued

Banking – 31.0% – continued

Toronto Dominion Bank, New York, 0.22%, 8/6/14, FRCD(2)	$70,000	$70,000

U.S. Bank N.A., Minneapolis 0.10%, 6/18/14	63,690	63,690
0.14%, 9/2/14	37,810	37,810

Wells Fargo Bank N.A., 0.22%, 6/2/14, FRCD(2)	43,470	43,470
0.25%, 6/2/14, FRCD(2)	47,525	47,525
0.22%, 6/16/14, FRCD(2)	49,000	49,000
0.21%, 9/2/14	42,160	42,160
0.21%, 9/8/14	55,000	55,000
0.21%, 11/3/14	30,000	30,000

Westpac Banking Corp., New York, 0.27%, 6/25/14, FRCD(2)	5,000	5,000
0.22%, 8/7/14, FRCD(2)	8,000	8,000
0.27%, 8/26/14, FRCD(2)	29,000	29,000
		3,348,494
Total Certificates of Deposit
(Cost $3,348,494)		3,348,494

COMMERCIAL PAPER – 9.2%

Banking – 6.3%

Australia and New Zealand Banking Group, 0.23%, 8/18/14(1)(2)	55,000	55,000

Bank of Nova Scotia, New York Branch, 0.19%, 6/26/14	34,835	34,830

Commonwealth Bank of Australia, 0.18%, 6/2/14(1)(2)	115,325	115,325
0.23%, 6/16/14(1)(2)	28,855	28,855

DNB Bank ASA, 0.18%, 6/4/14(1)	72,170	72,169

JP Morgan Securities LLC, 0.23%, 11/17/14(1)(3)	33,495	33,459

Nordea Bank AB, 0.18%, 6/26/14(1)	10,000	9,999
0.19%, 9/22/14(1)(3)	70,000	69,958

Oversea-Chinese Banking Corp., 0.25%, 9/17/14	21,320	21,304

Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14(1)(3)	60,785	60,761

United Overseas Bank Ltd., 0.21%, 8/4/14(1)	33,520	33,508

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.2% – continued

Banking – 6.3% – continued

United Overseas Bank Ltd., Singapore Branch, 0.17%, 8/8/14(1)(3)	$40,125	$40,112

Westpac Banking Corp., 0.30%, 7/8/14(1)(2)	55,000	55,022

Westpac Banking Corp., New York, 0.24%, 6/18/14(1)(2)	25,000	25,000
0.26%, 7/11/14(1)	25,000	25,000
		680,302

Foreign Agencies – 2.1%

Caisse Des Depots Et Consignations, 0.19%, 6/9/14(1)	28,055	28,054

Nederlandse Waterschapsbank N.V., 0.17%, 7/7/14(1)	38,115	38,108

Oesterreich Kontrollbank, 0.18%, 9/10/14	93,895	93,848
0.18%, 9/22/14	63,845	63,809
		223,819

Non Captive Diversified – 0.8%

General Electric Capital Corp., 0.21%, 8/6/14	90,000	89,965
Total Commercial Paper
(Cost $994,086)		994,086

CORPORATE NOTES/BONDS – 7.1%

Automotive – 1.1%

American Honda Finance Corp., 0.23%, 6/12/14, FRN(2)	47,150	47,150

Toyota Motor Credit Corp., 0.23%, 7/14/14, FRN(2)	69,180	69,180
		116,330

Consumer Products – 0.6%

Kimberly-Clark Corp., 4.17%, 12/19/14(1)	66,930	68,387

Foreign Agencies – 2.4%

Export Development Canada, 0.13%, 6/2/14, FRN(1)(2)	80,000	80,000
0.14%, 6/2/14, FRN(1)(2)	80,000	80,000
0.13%, 6/13/14, FRN(1)(2)(3)	45,000	45,000

KFW, 0.16%, 6/2/14, FRN(2)	51,000	51,000
		256,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 7.1% – continued

Retailers – 0.7%

Wal-Mart Stores, 5.40%, 6/1/14, FRN	$80,000	$80,000

Supranational – 2.3%

International Bank for Reconstruction & Development, 0.11%, 6/2/14, FRN(2)	125,000	125,000
0.14%, 6/2/14, FRN(2)	43,000	42,997
0.16%, 6/2/14, FRN(2)	58,200	58,200

International Finance Corp., 0.16%, 6/2/14, FRN(2)	25,000	25,000
		251,197
Total Corporate Notes/Bonds
(Cost $771,914)		771,914

EURODOLLAR TIME DEPOSITS – 24.4%

Banking – 24.4%

Australia and New Zealand Banking, 0.08%, 6/2/14	397,115	397,115

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/2/14	278,225	278,225
0.12%, 6/3/14	275,710	275,710
0.12%, 6/4/14	281,000	281,000

Barclays Bank PLC, London Branch, 0.09%, 6/2/14	120,000	120,000

DBS Bank Ltd., Singapore Branch, 0.18%, 6/6/14	80,000	80,000

Den Norske Bank, Grand Cayman, 0.06%, 6/2/14	375,000	375,000

HSBC Holdings PLC, Paris Branch, 0.11%, 6/2/14	245,075	245,075
0.11%, 6/3/14	216,000	216,000

Skandinaviska Enskilda Banken AB, 0.06%, 6/2/14	360,000	360,000
		2,628,125
Total Eurodollar Time Deposits
(Cost $2,628,125)		2,628,125

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 0.2%

Non Captive Diversified – 0.2%

General Electric Capital Corp., 5.65%, 6/9/14	$21,089	$21,114
Total Medium Term Notes
(Cost $21,114)		21,114

U.S. GOVERNMENT AGENCIES – 11 .7%(4)

Federal Farm Credit Bank – 2.4%

FFCB Discount Notes, 0.11%, 8/13/14	25,000	24,995
0.08%, 11/21/14	25,000	24,990
0.08%, 12/5/14	50,000	49,979
0.11%, 4/7/15	15,000	14,986

FFCB FRN, 0.09%, 6/2/14(2)	35,000	35,000
0.15%, 6/2/14(2)	45,000	44,996
0.18%, 6/2/14(2)	30,500	30,504
0.10%, 7/14/14(2)	30,000	29,999
		255,449

Federal Home Loan Bank – 6.7%

FHLB Bonds, 0.12%, 6/9/14	64,175	64,175
0.18%, 8/5/14	20,835	20,835
0.13%, 8/15/14	38,200	38,195
0.18%, 9/12/14	25,000	24,999
0.17%, 12/11/14	45,665	45,661
0.38%, 3/13/15	15,000	15,030

FHLB Discount Notes, 0.05%, 6/5/14	60,000	60,000
0.10%, 1/28/15	40,000	39,973

FHLB FRN, 0.11%, 6/5/14(2)	50,000	50,000
0.14%, 6/11/14(2)	63,000	62,990
0.11%, 6/18/14(2)	55,000	54,999
0.10%, 6/20/14(2)	129,000	128,979
0.15%, 6/23/14(2)	50,000	50,000
0.07%, 7/16/14	20,000	20,000
0.13%, 8/1/14	50,000	50,000
		725,836

Federal National Mortgage Association – 2.6%

FNMA Discount Note, 0.06%, 9/22/14	90,000	89,983

FNMA FRN, 0.12%, 6/5/14(2)	35,000	34,992

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 11 .7%(4) – continued

Federal National Mortgage Association – 2.6% – continued
0.13%, 6/20/14	$108,000	$107,999
0.14%, 6/21/14(2)	50,000	50,017
		282,991
Total U.S. Government Agencies
(Cost $1,264,276)		1,264,276

U.S. GOVERNMENT OBLIGATIONS – 3.9%

U.S. Treasury Bills – 2.4%
0.14%, 6/26/14	25,000	24,998
0.13%, 8/21/14	28,135	28,127
0.08%, 9/18/14	42,395	42,378
0.15%, 10/16/14	46,415	46,389
0.13%, 1/8/15	70,000	69,943
0.13%, 3/5/15	44,620	44,575
		256,410

U.S. Treasury Floating Rate Notes – 1.0%
0.09%, 6/2/14(2)	112,477	112,481

U.S. Treasury Notes – 0.5%
0.13%, 7/31/14	25,000	24,997
0.25%, 9/15/14	25,000	25,004
		50,001
Total U.S. Government Obligations
(Cost $418,892)		418,892

MUNICIPAL INVESTMENTS – 7.0%

Alabama – 0.5%

West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project, 0.07%, 6/9/14	50,000	50,000

California – 0.8%

State of California Adjustable G.O. Unlimited Bonds, Series C-1, (Bank of America N.A. LOC), 0.06%, 6/9/14	20,000	20,000

University of California Municipal CP, 0.05%, 6/9/14	66,000	66,000
		86,000

Colorado – 0.5%

University of Colorado Hospital Authority Revenue VRDB, Series A, (Wells Fargo Bank N.A. LOC), 0.07%, 6/9/14	57,660	57,660

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 7.0% – continued

Illinois – 1.0%

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A-2, (Assured Guaranty Municipal Corp. Insured), 0.06%, 6/9/14	$39,800	$39,800

State of Illinois G.O. Unlimited VRDB, Series B-2, (PNC Bank N.A. LOC), 0.06%, 6/9/14	62,500	62,500
		102,300

Maryland – 0.7%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.06%, 6/9/14	40,500	40,500

Maryland Industrial Development Financing Authority Port Facilities Revenue Refunding VRDB, Occidental Petroleum Corp., 0.04%, 6/9/14	36,400	36,400
		76,900

Michigan – 0.3%

Michigan State University Revenue VRDB, General Series A, 0.05%, 6/9/14	37,000	37,000

Minnesota – 0.1%

Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A, (U.S. Bank N.A. LOC), 0.11%, 6/9/14	12,600	12,600

Nevada – 0.4%

City of Reno Sales Tax Revenue VRDB, Senior Lien Retrac Reno Project, (Bank of New York Mellon LOC), 0.06%, 6/2/14	40,655	40,655

New York – 0.5%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.05%, 6/9/14	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 7.0% – continued

New York – 0.5% – continued

Saratoga County IDA Taxable Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/9/14	$27,260	$27,260
		57,260

Texas – 1.9%

Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, ExxonMobil, 0.05%, 6/2/14	30,910	30,910

Texas State G.O. Unlimited VRDB, Series B, Veterans, 0.06%, 6/9/14	53,300	53,300

Texas State TRANS, 2.00%, 8/28/14	52,615	52,843

University of Texas Financing System Revenue VRDB, Series B, 0.03%, 6/9/14	70,200	70,200
		207,253

Vermont – 0.3%

Vermont EDA Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.20%, 8/7/14	28,750	28,750
Total Municipal Investments
(Cost $756,378)		756,378

Investments, at Amortized Cost
($10,887,504)		10,887,504

REPURCHASE AGREEMENTS – 6.3%

Joint Repurchase Agreements – 2.4%(5)

Bank of America Securities LLC, dated 5/30/14, repurchase price $85,534 0.04%, 6/6/14	85,534	85,534

Morgan Stanley & Co., Inc., dated 5/30/14, repurchase price $85,534 0.07%, 6/6/14	85,534	85,534

Societe Generale, New York Branch, dated 5/30/14, repurchase price $85,534 0.06%, 6/6/14	85,534	85,534
		256,602

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 6.3% – continued

Repurchase Agreements – 3.9%(6)

Federal Reserve Bank of New York, dated 5/30/14, repurchase price $300,001 0.05%, 6/2/14	$300,000	$300,000

JPMorgan Securities LLC, dated 5/30/14, repurchase price $77,024 0.48%, 9/1/14	77,000	77,000

SG Americas Securities LLC, dated 5/30/14, repurchase price $45,001 0.21%, 6/2/14	45,000	45,000
		422,000
Total Repurchase Agreements
(Cost $678,602)		678,602

Total Investments – 107.2%
(Cost $11,566,106)(7)		11,566,106

Liabilities less Other Assets – (7.2)%		(780,694)
NET ASSETS – 100.0%		$10,785,412

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At May 31, 2014, the value of these restricted illiquid securities amounted to approximately $294,287,000 or 2.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Export Development Canada, 0.13%, 6/13/14, FRN	5/6/14	$45,000
JP Morgan Securities LLC, 0.23%, 11/17/14	5/19/14	33,456
Nordea Bank AB, 0.19%, 9/22/14	5/20/14	69,954
Ridgefield Funding Co. LLC, 0.16%, 6/18/14	5/16/14	44,993
Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14	5/7/14	60,752
United Overseas Bank Ltd., Singapore Branch, 0.17%, 8/8/14	5/8/14	40,108

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$43,926	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$216,779	0.13% – 2.63%	6/30/14 – 1/15/24
Total	$260,705

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$300,001	3.88%	8/15/40
Corporate Bonds	$130,540	0.77% – 8.75%	6/17/14 – 6/1/44
Total	$430,541

(7)	The cost for federal income tax purposes was $11,566,106.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	32.2%
2 - 15 Days	21.3
16 - 30 Days	9.8
31 - 60 Days	8.0
61 - 97 Days	13.3
98 - 180 Days	10.5
181 - 270 Days	3.8
271 - 366 Days	1.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio	$–	$11,566,106	(1)(2)	$–	$11,566,106

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.2%

U.S. Treasury Bills – 22.9%
0.02%, 6/5/14	$664	$664
0.08%, 6/26/14	200,000	199,983
0.14%, 6/26/14	70,000	69,994
0.16%, 6/26/14	225,000	224,980
0.09%, 7/10/14	100,000	99,990
0.08%, 8/14/14	715,000	714,877
0.11%, 8/14/14	95,000	94,984
0.12%, 8/21/14	95,000	94,972
0.13%, 8/21/14	240,000	239,929
0.14%, 8/21/14	47,820	47,806
0.08%, 9/4/14	237,000	236,951
0.08%, 9/11/14	95,000	94,979
0.08%, 9/18/14	188,000	187,954
0.12%, 11/13/14	143,000	142,914
0.14%, 11/13/14	307,000	306,814
0.14%, 12/11/14	328,000	327,757
0.13%, 1/8/15	95,000	94,923
		3,180,471

U.S. Treasury Floating Rate Notes – 9.7%
0.08%, 6/2/14(1)	550,000	549,808
0.09%, 6/2/14(1)	800,000	800,068
		1,349,876

U.S. Treasury Notes – 3.6%
0.50%, 8/15/14	25,000	25,018
0.25%, 9/30/14	71,720	71,741
2.38%, 9/30/14	400,000	403,034
		499,793
Total U.S. Government Obligations
(Cost $5,030,140)		5,030,140

Investments, at Amortized Cost
($5,030,140)		5,030,140

REPURCHASE AGREEMENTS – 65.2%

Joint Repurchase Agreements – 0.6%(2)

Bank of America Securities LLC, dated 5/30/14, repurchase price $25,000 0.04%, 6/6/14	25,000	25,000

Morgan Stanley & Co., Inc., dated 5/30/14, repurchase price $25,000 0.07%, 6/6/14	25,000	25,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 65.2% – continued

Joint Repurchase Agreements – 0.6%(2) – continued

Societe Generale, New York Branch, dated 5/30/14, repurchase price $25,000 0.06%, 6/6/14	$25,000	$25,000
		75,000

Repurchase Agreements – 64.6%(3)

Barclays Capital, Inc., dated 5/22/14, repurchase price $250,012 0.06%, 6/20/14	250,000	250,000

BNP Paribas Securities Corp., dated 5/21/14, repurchase price $250,006 0.06%, 6/4/14	250,000	250,000

BNP Paribas Securities Corp., dated 5/30/14, repurchase price $250,001 0.07%, 6/2/14	250,000	250,000

Citigroup Global Markets, Inc., dated 5/30/14, repurchase price $224,128 0.06%, 6/2/14	224,127	224,127

Deutsche Bank Securities, Inc., dated 5/30/14, repurchase price $1,500,009 0.07%, 6/2/14	1,500,000	1,500,000

Federal Reserve Bank of New York, dated 5/30/14, repurchase price $5,575,024 0.05%, 6/2/14	5,575,000	5,575,000

HSBC Securities (USA), Inc., dated 5/30/14, repurchase price $100,001 0.06%, 6/2/14	100,000	100,000

Societe Generale, New York Branch, dated 5/30/14, repurchase price $570,003 0.06%, 6/2/14	570,000	570,000

UBS Securities LLC, dated 5/30/14, repurchase price $250,001 0.06%, 6/2/14	250,000	250,000
		8,969,127
Total Repurchase Agreements
(Cost $9,044,127)		9,044,127

Total Investments – 101.4%
(Cost $14,074,267)(4)		14,074,267

Liabilities less Other Assets – (1.4)%		(191,109)
NET ASSETS – 100.0%		$13,883,158

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	MAY 31, 2014 (UNAUDITED)

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,839	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$63,360	0.13% – 2.63%	6/30/14 –1/15/24
Total	$76,199

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$242,715	0.05% – 0.07%	11/6/14 – 4/2/15
U.S. Treasury Bonds	$6,214,405	0.18% – 5.00%	11/15/15 – 11/15/43
U.S. Treasury Notes	$2,509,870	0.13% – 4.25%	7/15/14 – 2/15/24
U.S. Treasury Strips	$73,310	0.07% – 2.42%	8/15/14 – 11/15/27
Total	$9,040,300

(4)	The cost for federal income tax purposes was $14,074,267.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	70.4%
2 - 15 Days	1.8
16 - 30 Days	5.3
31 - 60 Days	0.7
61 - 97 Days	10.3
98 - 180 Days	8.5
181 - 270 Days	3.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio	$–	$14,074,267	(1)	$–	$14,074,267

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Alabama – 2.6%

Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC LOC), 0.06%, 6/9/14	$5,200	$5,200

Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant, 0.08%, 6/2/14	20,000	20,000

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.07%, 6/9/14	5,500	5,500
		30,700

Arizona – 0.2%

Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.06%, 6/9/14(1)	2,300	2,300

California – 13.3%

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.07%, 6/9/14	2,530	2,530

California State G.O. Bonds, (Bank of Montreal LOC), 0.04%, 6/2/14	21,000	21,000

California State Revenue Notes, Series A-2, 2.00%, 6/23/14	1,065	1,066

California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, (Kaiser Permanente Gtd.), 0.06%, 6/9/14	3,500	3,500

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	6,300	6,300

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.05%, 6/9/14	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

California – 13.3% – continued

City & County of San Francisco Airport Commission Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.07%, 7/9/14	$10,000	$10,000

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	6,000	6,000

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 6/9/14	1,900	1,900

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.06%, 6/9/14	2,355	2,355

Deutsche Bank Spears/Lifers Trust Goldman Sachs, G.O., Series DBE-637, in CA, (Deutsche Bank A.G. Gtd.), 0.21%, 6/9/14(1)	9,105	9,105

Deutsche Bank Spears/Lifers Trust, Revenue Bonds, Series DBE-1083 for California, (Deutsche Bank A.G. Gtd.), 0.12%, 6/9/14(1)	13,000	13,000

Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District, 0.26%, 6/9/14(2)	11,800	11,800

Kern Community College District Variable Refunding COPS, 0.16%, 6/9/14(2)	5,300	5,300

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.04%, 6/9/14	6,200	6,200

Los Angeles Harbor Department Municipal Interest Bearing CP, 0.12%, 7/29/14	1,000	1,000

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.06%, 6/9/14	12,000	12,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

California – 13.3% – continued

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (Union Bank N.A. LOC), 0.04%, 6/9/14	$7,800	$7,800

Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.14%, 6/9/14(1)	29,000	29,000

Nuveen California Select Quality Municipal Fund, Inc. VRDP, Series 1-1589, 0.13%, 6/9/14(1)	3,000	3,000

Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.06%, 6/9/14	3,215	3,215
		158,071

Colorado – 0.7%

Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	100	100

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	6,110	6,110

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.06%, 6/9/14	1,785	1,785
		7,995

District of Columbia – 0.6%

District of Columbia Revenue VRDB, American Legacy Foundation, 0.05%, 6/9/14	6,000	6,000

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.16%, 6/9/14	1,200	1,200
		7,200

Florida – 2.6%

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	8,500	8,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Florida – 2.6% – continued

Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments, (FHLMC LOC), 0.05%, 6/9/14	$450	$450

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.05%, 6/9/14	2,400	2,400

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.07%, 6/9/14	10,125	10,125

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.07%, 6/9/14	9,000	9,000
		30,475

Georgia – 1.5%

Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	6,200	6,200

Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, (Bibb Country Georgia Gtd.), 0.07%, 6/9/14	9,400	9,400

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.07%, 6/9/14	1,675	1,675
		17,275

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Hawaii – 0.4%

Hawaii Multifamily Housing Finance & Development Corp. Revenue VRDB, Ko Oloa Apartments Phase 1, Series B, (FHLB of San Francisco LOC), 0.06%, 6/9/14	$4,380	$4,380

Idaho – 1.0%

Idaho State G.O. Unlimited TANS, 2.00%, 6/30/14	12,220	12,238

Illinois – 9.1%

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.07%, 6/2/14	13,400	13,400

City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3, (Royal Bank of Canada LOC), 0.04%, 6/2/14	52,300	52,300

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.06%, 6/2/14	10,000	10,000

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.08%, 6/9/14	7,730	7,730

Illinois Finance Authority Health Facilities Adjustable Revenue Bonds, Series C, Advocate Health Care Network, 0.17%, 5/1/15	5,000	5,000

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	3,000	3,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	5,500	5,500

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bank N.A. LOC), 0.06%, 6/9/14	6,900	6,900

Peoria, Illinois IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.46%, 6/9/14	215	215

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Illinois – 9.1% – continued

State of Illinois G.O. Unlimited VRDB, Series B-4, (State Street Bank & Trust Co. LOC), 0.06%, 6/9/14	$4,200	$4,200
		108,245

Indiana – 2.0%

City of Whiting In Environmental Facilities Revenue VRDB, BP Products North America, Inc., (BP PLC Gtd.), 2.80%, 6/2/14	5,155	5,155

Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	4,115	4,115

County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp., (U.S. Treasury Escrowed), 0.30%, 11/18/14	15,000	15,000
		24,270

Iowa – 3.7%

City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park, (FHLB of Des Moines LOC), 0.06%, 6/9/14	2,060	2,060

City of Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	1,200	1,200

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.08%, 6/2/14	13,520	13,520

Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools, (Wells Fargo Bank N.A. LOC), 0.08%, 6/2/14	6,200	6,200

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/2/14	4,595	4,595

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Iowa – 3.7% – continued

Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2, (Union Bank N.A. LOC), 0.06%, 6/9/14	$7,400	$7,400

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.07%, 6/2/14	8,400	8,400
		43,375

Kansas – 1.1%

Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	7,000	7,000

Prairie Village Revenue Refunding VRDB, Claridge Court, (Bank of America N.A. LOC), 0.07%, 6/9/14	5,960	5,960
		12,960

Kentucky – 2.2%

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	400	400

City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare, 1.00%, 12/1/14	4,500	4,511

City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center, 1.00%, 3/1/15	5,000	5,026

Kentucky Housing Corp. Adjustable Revenue Bonds, California Square II Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	2,500	2,500

Kentucky Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1, 1.00%, 9/1/14	3,875	3,882

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	5,425	5,425

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Kentucky – 2.2% – continued

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	$4,705	$4,705
		26,449

Louisiana – 0.2%

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.06%, 6/9/14	2,700	2,700

Maryland – 2.5%

Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA LOC), 0.06%, 6/9/14	8,194	8,194

County of Montgomery Municipal Interest Bearing CP, 0.10%, 8/6/14	10,000	10,000

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare, Series A (Union Bank N.A. LOC), 0.06%, 6/9/14	7,800	7,800

Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC LOC), 0.06%, 6/9/14	3,100	3,100
		29,094

Michigan – 1.8%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	255	255

Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	7,545	7,545

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.05%, 6/9/14	965	965

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Michigan – 1.8% – continued

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	$6,250	$6,250

Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA MET Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	800	800

Michigan State University Revenue VRDB, 0.05%, 6/9/14	6,000	6,000
		21,815

Minnesota – 2.1%

City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes, (FHLMC LOC), 0.06%, 6/9/14	10,140	10,140

Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, 2.00%, 9/16/14	4,115	4,136

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.06%, 6/9/14	9,970	9,970

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	300	300
		24,546

Mississippi – 1.6%

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.06%, 6/9/14	7,000	7,000

Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA, (Chevron Corp. Gtd.), 0.06%, 6/2/14	2,050	2,050

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Mississippi – 1.6% – continued

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.06%, 6/9/14	$9,725	$9,725
		18,775

Missouri – 2.6%

Health & Educational Facilities Authority of The State of Missouri CP, 0.11%, 8/1/14	15,000	15,000

Health & Educational Facilities Authority of The State of Missouri Revenue VRDB, Series G, SSM Health Care, 0.06%, 6/9/14	8,000	8,000

Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	2,700	2,700

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	4,745	4,745
		30,445

Municipal States Pooled Securities – 1.6%

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.16%, 6/9/14(1)	3,570	3,570

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.17%, 6/9/14	10,000	10,000

FHLMC Multifamily Revenue VRDB, Series MO27, Class A, 0.07%, 6/9/14	4,985	4,985
		18,555

New Hampshire – 0.3%

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.06%, 6/9/14	1,470	1,470

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

New Hampshire – 0.3% – continued

New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College, (FHLB of Boston LOC), 0.06%, 6/9/14	$1,880	$1,880
		3,350

New Jersey – 1.1%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.08%, 6/9/14(1)	310	310

County of Hudson G.O. Unlimited BANS, 2.00%, 12/5/14	10,000	10,086

Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1, (Hudson County, New Jersey Insured), 1.00%, 12/10/14	2,503	2,511
		12,907

New York – 8.4%

City of New York Adjustable G.O. Unlimited Bonds, Series 1, Subseries 1-3, 0.07%, 6/2/14	4,165	4,165

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.06%, 6/2/14	5,100	5,100

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	4,375	4,375

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3 0.06%, 6/2/14	15,000	15,000

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1, World Trade Center Project, (U.S. Treasury Escrowed), 0.15%, 12/17/14	10,000	10,000

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center, (U.S. Treasury Escrowed), 0.15%, 12/17/14	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

New York – 8.4% – continued

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.05%, 6/9/14	$2,700	$2,700

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home, (Manufacturers & Traders Trust Co. LOC), 0.05%, 6/9/14	5,885	5,885

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.08%, 6/9/14	10,000	10,000

North Tonawanda City School District G.O. Unlimited BANS, 1.00%, 9/18/14	3,000	3,006

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.05%, 6/9/14	3,450	3,450

Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	6,435	6,435
		100,116

North Carolina – 4.0%

BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, 0.16%, 6/9/14(1)	5,170	5,170

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	100	100

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	4,515	4,515

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

North Carolina – 4.0% – continued

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	$4,300	$4,300

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	5,995	5,995

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	9,400	9,400

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.06%, 6/2/14	2,000	2,000

Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (Royal Bank of Canada LOC), 0.05%, 6/9/14	6,045	6,045

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.07%, 6/9/14(1)	800	800

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.07%, 6/9/14	9,315	9,315
		47,640

Ohio – 1.8%

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.05%, 6/9/14	9,900	9,900

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B, (PNC Bank N.A. LOC), 0.06%, 6/9/14	1,760	1,760

Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.15%, 6/9/14(1)	10,000	10,000
		21,660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Oregon – 2.8%

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.06%, 6/9/14	$6,525	$6,525

Oregon State Facilities Authority Revenue VRDB, Series A, Peacehealth, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	9,100	9,100

Oregon State G.O. Limited TANS, Series A, 1.50%, 7/31/14	15,000	15,033

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Union Bank N.A. LOC), 0.07%, 6/9/14	3,095	3,095
		33,753

Pennsylvania – 3.2%

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	6,110	6,110

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	9,090	9,090

Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A, (PNC Bank N.A. LOC), 0.05%, 6/9/14	9,400	9,400

Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.06%, 6/9/14	950	950

Philadelphia School District G.O. Refunding VRDB, Series C, (TD Bank N.A. LOC), 0.05%, 6/9/14	3,500	3,500

Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Bank N.A. LOC), 0.06%, 6/9/14	2,500	2,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Pennsylvania – 3.2% – continued

Tioga County IDA Student Housing Revenue BANS, Mansfield Auxiliary Corp. Student Housing, 1.00%, 3/13/15	$6,000	$6,034
		37,584

Puerto Rico – 0.6%

RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, (Royal Bank of Canada LOC), 0.17%, 6/9/14(1)	7,400	7,400

South Carolina – 2.4%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	28,200	28,200

Tennessee – 2.6%

Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	9,590	9,590

IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	4,115	4,115

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.08%, 6/9/14	7,450	7,450

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA LOC), 0.06%, 6/9/14	9,445	9,445
		30,600

Texas – 11.9%

City of Austin Municipal Intrest Bearing CP, 0.10%, 6/24/14	12,390	12,390

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Texas – 11.9% – continued

City of Garland Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.11%, 6/26/14	$10,000	$10,000

City of Houston Municipal Interest Bearing CP, 0.09%, 6/25/14	5,000	5,000

Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas Permanent School Fund Program Guaranty Insured), 0.06%, 6/9/14(1)	8,315	8,315

Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	9,470	9,470

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	9,635	9,635

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A (Texas Permanent School Fund Program Guaranty Insured), 0.09%, 6/9/14	1,610	1,610

Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility, (Bank of America N.A. LOC), 0.07%, 6/9/14	5,595	5,595

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	8,200	8,200

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.07%, 6/9/14	9,900	9,900

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilites Revenue VRDB, Total Petrochemicals, (Total S.A. Gtd.), 0.07%, 6/9/14	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Texas – 11.9% – continued

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.07%, 6/9/14	$4,400	$4,400

Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	5,000	5,000

Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project, (U.S. Treasury Escrowed), 0.35%, 10/1/14	10,000	10,000

Texas State TRANS, 2.00%, 8/28/14	35,770	35,925

University of Texas Financing System Revenue Refunding Bonds, Series A, 4.00%, 8/15/14	1,000	1,008
		141,448

Utah – 2.9%

Utah Water Finance Agency Revenue VRDB, Series B-1, 0.06%, 6/9/14	10,000	10,000

Wells Fargo Stage Trust Adjustable Revenue Bonds, Floater Certificates, Series 17C, 0.09%, 6/9/14(1)	24,310	24,310
		34,310

Vermont – 0.4%

Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A, (TD Bank N.A. LOC), 0.05%, 6/9/14	4,275	4,275

Virginia – 0.8%

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.07%, 6/9/14	300	300

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.06%, 6/9/14	8,800	8,800
		9,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.2% – continued

Wisconsin – 3.6%

City of Milwaukee Fixed G.O. Unlimited Bonds, Prom Nts, Series N1, 5.00%, 2/1/15	$8,825	$9,111

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.16%, 6/9/14	245	245

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	7,795	7,795

PMA Levy & Aid Anticipation Notes Program Note Participations, Series A, 2.00%, 7/18/14	4,390	4,400

Wisconsin Rural Water Construction Loan Program BANS, 1.00%, 9/1/14	3,355	3,361

Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration Program Revenue Note Participation, Series A, 1.00%, 10/10/14	10,095	10,121

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	7,405	7,405
		42,438

Total Investments – 100.2%
(Cost $1,186,644)(3)		$1,186,644

Liabilities less Other Assets – (0.2)%		(1,881)
NET ASSETS – 100.0%		$1,184,763

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $1,186,644.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2014 (UNAUDITED)

At May 31, 2014, the industry sectors (unaudited) for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	20.6%
Housing	9.4
City	8.5
State	8.2
University	7.2
Miscellaneous Revenues	6.4
School	6.4
IDB & PCR	5.8
Water & Sewer	5.1
All other sectors less than 5%	22.4

Total	100.0%

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	19.6%
2 - 15 Days	56.5
16 - 30 Days	2.5
31 - 60 Days	2.4
61 - 97 Days	8.1
98 - 180 Days	3.7
181 - 270 Days	5.8
271 - 366 Days	1.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio	$–	$1,186,644	(1)(2)	$–	$1,186,644

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 78.8%(1)

Federal Farm Credit Bank – 9.8%

FFCB Bonds,
0.17%, 8/8/14	$4,000	$4,000

FFCB Discount Notes,
0.01%, 6/2/14	25,000	25,000
0.11%, 7/15/14	14,000	13,998
0.14%, 7/25/14	12,000	11,998
0.15%, 8/28/14	17,000	16,994
0.14%, 9/30/14	11,000	10,995
0.15%, 10/7/14	8,000	7,996
0.15%, 10/9/14	17,000	16,991
0.12%, 11/10/14	11,000	10,994
0.13%, 12/8/14	11,000	10,992

FFCB FRN,
0.18%, 6/2/14(2)	28,000	27,998
0.23%, 6/2/14(2)	21,500	21,505
0.32%, 6/2/14(2)	22,000	22,007
0.10%, 6/3/14(2)	13,000	12,999
0.10%, 6/4/14(2)	36,000	35,999
0.13%, 6/4/14(2)	15,000	15,000
0.12%, 6/5/14(2)	38,000	37,995
0.11%, 6/6/14(2)	27,000	26,996
0.12%, 6/6/14	30,000	30,000
0.12%, 6/8/14(2)	28,500	28,499
0.18%, 6/13/14(2)	35,500	35,515
0.10%, 6/18/14(2)	31,000	30,995
0.13%, 6/18/14(2)	16,500	16,498
0.13%, 6/20/14(2)	9,000	9,001
0.17%, 6/20/14(2)	33,000	33,016
0.17%, 6/22/14(2)	13,000	13,010
0.10%, 6/23/14(2)	12,000	11,998
0.12%, 6/23/14(2)	23,000	22,997
0.29%, 6/23/14(2)	14,000	14,020
0.11%, 6/26/14(2)	19,500	19,499
0.13%, 6/30/14(2)	31,000	30,998
		626,503

Federal Home Loan Bank – 35.7%

FHLB Bonds,
0.13%, 6/19/14	50,000	50,001
0.10%, 7/30/14	41,000	40,999
0.17%, 8/1/14	46,000	45,999
0.18%, 8/1/14	28,000	28,000
0.10%, 8/4/14	168,000	167,994
0.18%, 8/5/14	21,000	21,000
0.17%, 8/22/14	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 78.8%(1) – continued

Federal Home Loan Bank – 35.7% – continued
0.17%, 8/26/14	$10,000	$10,000
0.14%, 9/5/14	74,000	74,012
0.17%, 9/12/14	21,000	20,998
0.16%, 9/30/14	40,000	39,998

FHLB Discount Notes,
0.07%, 7/2/14	150,000	149,991
0.13%, 7/7/14	68,000	67,991
0.06%, 7/16/14	77,000	76,994
0.07%, 7/16/14	75,000	74,994
0.06%, 8/1/14	330,000	329,963
0.16%, 8/1/14	21,000	20,998
0.06%, 8/6/14	69,000	68,992
0.08%, 8/6/14	17,000	16,998
0.15%, 8/14/14	18,000	17,994
0.06%, 8/29/14	250,000	249,961
0.07%, 8/29/14	25,000	24,996
0.16%, 10/24/14	12,000	11,992
0.16%, 10/27/14	12,000	11,992
0.16%, 10/29/14	17,000	16,989

FHLB FRN,
0.24%, 6/2/14(2)	38,300	38,300
0.12%, 6/5/14	25,000	25,000
0.10%, 6/8/14(2)	55,000	54,999
0.08%, 6/10/14(2)	100,000	100,000
0.12%, 6/10/14(2)	103,000	102,982
0.11%, 6/13/14(2)	42,000	42,000
0.10%, 6/16/14(2)	30,000	30,000
0.11%, 6/16/14(2)	5,000	5,000
0.08%, 6/18/14(2)	70,000	70,000
0.10%, 6/19/14(2)	33,500	33,498
0.10%, 6/20/14(2)	18,000	17,996
0.11%, 6/21/14(2)	38,000	37,993
0.15%, 6/23/14(2)	23,000	23,000
0.13%, 6/27/14	25,000	25,000
0.07%, 7/16/14	20,000	20,000
0.13%, 8/23/14(2)	10,000	10,000
		2,290,614

Federal Home Loan Mortgage Corporation – 14.8%

FHLMC Bonds,
1.00%, 8/27/14	19,000	19,037

FHLMC Discount Notes,
0.12%, 6/17/14	41,107	41,105
0.10%, 7/1/14	54,000	53,995
0.13%, 7/22/14	42,000	41,992

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 78.8%(1) – continued

Federal Home Loan Mortgage Corporation – 14.8% – continued
0.05%, 8/15/14	$33,000	$32,996
0.10%, 9/4/14	66,000	65,983
0.10%, 9/9/14	50,000	49,986
0.06%, 9/12/14	150,000	149,974
0.07%, 10/16/14	170,000	169,958
0.15%, 2/9/15	20,000	19,979

FHLMC FRN,
0.15%, 6/5/14(2)	20,500	20,500
0.13%, 6/16/14(2)	161,000	161,018
0.14%, 6/16/14(2)	56,900	56,920
0.14%, 6/26/14(2)	63,000	63,028
		946,471

Federal National Mortgage Association – 18.5%

FNMA Bonds,
1.13%, 6/27/14	49,092	49,128

FNMA Discount Notes,
0.13%, 6/11/14	51,000	50,998
0.08%, 7/14/14	50,000	49,995
0.13%, 7/21/14	50,000	49,991
0.13%, 7/23/14	42,000	41,992
0.06%, 8/1/14	93,674	93,663
0.09%, 8/18/14	40,000	39,990
0.13%, 8/18/14	90,000	89,977
0.13%, 8/19/14	42,000	41,988
0.14%, 9/2/14	33,000	32,988
0.07%, 9/3/14	152,000	151,974
0.12%, 9/15/14	41,000	40,986

FNMA FRN,
0.13%, 6/11/14(2)	237,000	237,028
0.13%, 6/20/14	140,150	140,150
0.16%, 6/20/14(2)	20,281	20,284
0.14%, 6/21/14(2)	54,000	54,023
		1,185,155
Total U.S. Government Agencies
(Cost $5,048,743)		5,048,743

U.S. GOVERNMENT OBLIGATIONS – 3.4%

U.S. Treasury Bills – 3.0%
0.11%, 8/14/14	24,000	23,994
0.08%, 9/4/14	132,000	131,972
0.09%, 9/4/14	37,000	36,992
		192,958

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 3.4% – continued

U.S. Treasury Floating Rate Notes – 0.4%
0.09%, 6/2/14(2)	$8,000	$8,000
0.08%, 6/2/14(2)	14,745	14,739
		22,739
Total U.S. Government Obligations
(Cost $215,697)		215,697

Investments, at Amortized Cost
($5,264,440)		5,264,440

REPURCHASE AGREEMENTS – 18.4%

Joint Repurchase Agreements – 1.6%(3)

Bank of America Securities LLC, dated 5/30/14, repurchase price $33,333 0.04%, 6/6/14	33,333	33,333

Morgan Stanley & Co., Inc., dated 5/30/14, repurchase price $33,334 0.07%, 6/6/14	33,333	33,333

Societe Generale, New York Branch, dated 5/30/14, repurchase price $33,334 0.06%, 6/6/14	33,334	33,334
		100,000

Repurchase Agreements – 16.8%(4)

BNP Paribas Securities Corp., dated 5/30/14, repurchase price $800,006 0.09%, 6/2/14	800,000	800,000

Citigroup Global Markets, Inc., dated 5/30/14, repurchase price $25,709 0.06%, 6/2/14	25,709	25,709

Deutsche Bank Securities, Inc., dated 5/30/14, repurchase price $250,002 0.08%, 6/2/14	250,000	250,000
		1,075,709
Total Repurchase Agreements
(Cost $1,175,709)		1,175,709

Total Investments – 100.6%
(Cost $6,440,149)(5)		6,440,149

Liabilities less Other Assets – (0.6)%		(38,279)
NET ASSETS – 100.0%		$6,401,870

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,118	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$84,481	0.13% – 2.63%	06/30/14 – 1/15/24
Total	$101,599

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$265,894	3.00% – 7.50%	12/1/25 – 4/1/44
FNMA	$533,271	2.00% – 6.50%	5/1/19 – 8/1/47
GNMA	$282,335	3.00% – 5.00%	11/15/39 – 5/20/64
U.S. Treasury Bonds	$17,931	2.16% – 3.88%	8/15/40 – 8/15/43
U.S. Treasury Notes	$6,133	0.25% – 1.00%	11/30/15 – 8/31/19
U.S. Treasury Strips	$2,185	0.18% – 0.37%	11/15/15 – 5/15/16
Total	$1,107,749

(5)	The cost for federal income tax purposes was $6,440,149.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	20.7%
2 - 15 Days	13.1
16 - 30 Days	16.3
31 - 60 Days	10.8
61 - 97 Days	28.8
98 - 180 Days	9.8
181 - 270 Days	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio	$–	$6,440,149	(1)(2)	$–	$6,440,149

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.1%(1)

Federal Farm Credit Bank – 29.7%

FFCB Bonds,
0.17%, 8/8/14	$9,000	$9,000
0.16%, 11/25/14	10,000	9,998

FFCB Discount Notes,
0.01%, 6/2/14	16,855	16,855
0.07%, 6/2/14	50,000	50,000
0.12%, 6/4/14	20,000	20,000
0.08%, 6/9/14	25,000	25,000
0.10%, 6/16/14	8,000	8,000
0.11%, 6/16/14	25,000	24,999
0.12%, 6/16/14	125,000	124,994
0.11%, 6/20/14	75,000	74,996
0.13%, 6/25/14	21,000	20,998
0.10%, 6/30/14	75,000	74,994
0.12%, 7/1/14	50,000	49,995
0.12%, 7/8/14	20,000	19,998
0.15%, 7/9/14	8,500	8,499
0.16%, 7/10/14	41,000	40,993
0.11%, 7/15/14	25,000	24,997
0.13%, 7/22/14	50,000	49,991
0.10%, 7/24/14	25,000	24,997
0.14%, 7/25/14	19,000	18,996
0.15%, 8/4/14	20,000	19,995
0.12%, 8/5/14	150,000	149,964
0.15%, 8/11/14	40,000	39,988
0.12%, 8/15/14	143,000	142,964
0.11%, 8/18/14	8,000	7,998
0.14%, 8/18/14	25,000	24,993
0.14%, 8/20/14	30,000	29,991
0.06%, 8/21/14	150,000	149,980
0.10%, 8/22/14	39,000	38,991
0.15%, 8/25/14	17,000	16,994
0.15%, 8/27/14	42,000	41,985
0.15%, 8/28/14	33,000	32,988
0.06%, 9/5/14	20,000	19,997
0.06%, 9/8/14	125,000	124,979
0.06%, 9/9/14	125,000	124,978
0.09%, 9/9/14	21,000	20,996
0.10%, 9/11/14	63,000	62,982
0.12%, 9/12/14	12,000	11,996
0.14%, 9/30/14	18,000	17,992
0.13%, 10/3/14	12,000	11,995
0.15%, 10/7/14	20,000	19,989

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.1%(1) – continued

Federal Farm Credit Bank – 29.7% – continued
0.10%, 10/8/14	$40,000	$39,985
0.15%, 10/9/14	88,000	87,952
0.15%, 10/15/14	50,000	49,972
0.10%, 10/21/14	42,000	41,983
0.10%, 10/23/14	32,000	31,987
0.11%, 11/10/14	75,000	74,962
0.12%, 11/10/14	33,000	32,983
0.14%, 11/14/14	21,000	20,986
0.14%, 11/17/14	35,000	34,977
0.08%, 11/21/14	15,000	14,994
0.08%, 12/4/14	30,000	29,988
0.13%, 12/8/14	33,000	32,977
0.13%, 12/26/14	35,000	34,974

FFCB FRN,
0.14%, 6/1/14(2)	78,000	77,998
0.14%, 6/2/14(2)	8,500	8,499
0.23%, 6/2/14(2)	123,550	123,579
0.24%, 6/2/14(2)	30,000	30,030
0.27%, 6/2/14(2)	52,635	52,639
0.30%, 6/2/14(2)	23,000	23,012
0.32%, 6/2/14(2)	55,000	55,018
0.40%, 6/2/14(2)	8,710	8,721
0.10%, 6/3/14(2)	105,000	104,993
0.13%, 6/3/14(2)	141,000	140,983
0.15%, 6/3/14(2)	55,970	55,977
0.10%, 6/4/14(2)	140,500	140,496
0.13%, 6/4/14(2)	213,500	213,502
0.12%, 6/6/14	184,000	184,000
0.13%, 6/6/14	58,045	58,045
0.15%, 6/6/14(2)	12,400	12,405
0.12%, 6/8/14(2)	55,500	55,499
0.12%, 6/9/14(2)	42,480	42,475
0.12%, 6/10/14(2)	75,000	74,998
0.15%, 6/10/14(2)	146,000	146,025
0.12%, 6/11/14(2)	67,000	66,993
0.18%, 6/13/14(2)	75,000	75,025
0.13%, 6/14/14(2)	25,000	25,000
0.10%, 6/15/14(2)	208,000	207,986
0.13%, 6/15/14(2)	28,300	28,299
0.17%, 6/15/14(2)	29,115	29,124
0.10%, 6/18/14(2)	60,500	60,489
0.13%, 6/18/14(2)	45,500	45,495
0.10%, 6/20/14(2)	42,500	42,496

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.1%(1) – continued

Federal Farm Credit Bank – 29.7% – continued
0.13%, 6/20/14(2)	$40,000	$40,004
0.18%, 6/20/14(2)	15,000	15,007
0.17%, 6/22/14(2)	49,428	49,461
0.10%, 6/23/14(2)	87,500	87,484
0.12%, 6/23/14(2)	44,000	43,994
0.13%, 6/23/14(2)	25,375	25,377
0.29%, 6/23/14(2)	27,000	27,039
0.12%, 6/25/14(2)	44,500	44,495
0.11%, 6/26/14(2)	55,500	55,498
0.13%, 6/26/14(2)	124,700	124,712
0.12%, 6/27/14(2)	11,050	11,050
0.16%, 6/27/14(2)	75,130	75,143
0.14%, 6/28/14(2)	32,720	32,721
0.13%, 6/30/14(2)	83,000	82,994
		5,244,535

Federal Home Loan Bank – 46.2%

FHLB Bonds,
0.12%, 6/9/14	300,000	299,999
0.10%, 7/30/14	99,000	98,997
0.18%, 8/1/14	63,000	62,999
0.10%, 8/4/14	97,000	96,996
0.18%, 8/5/14	60,500	60,500
0.17%, 8/22/14	31,000	30,999
0.10%, 8/25/14	105,000	104,996
0.17%, 8/26/14	42,000	41,998
0.17%, 9/12/14	41,000	40,996
0.16%, 9/30/14	70,000	69,996
0.13%, 10/2/14	36,000	36,002

FHLB Discount Notes,
0.07%, 6/4/14	501,000	500,996
0.13%, 6/4/14	192,000	191,999
0.14%, 6/6/14	70,000	69,999
0.14%, 6/11/14	40,000	39,998
0.08%, 6/13/14	499,340	499,327
0.08%, 6/18/14	383,000	382,984
0.09%, 6/18/14	208,000	207,991
0.14%, 6/18/14	57,000	56,998
0.17%, 7/1/14	21,000	20,997
0.07%, 7/2/14	606,500	606,465
0.13%, 7/7/14	154,000	153,980
0.13%, 7/15/14	21,000	20,997
0.06%, 7/16/14	209,000	208,984
0.10%, 7/18/14	31,280	31,276
0.15%, 7/21/14	8,500	8,498

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 76.1%(1) – continued

Federal Home Loan Bank – 46.2% – continued
0.06%, 7/23/14	$347,490	$347,458
0.07%, 7/25/14	150,000	149,979
0.15%, 7/25/14	66,000	65,991
0.06%, 8/1/14	457,105	457,054
0.15%, 8/1/14	10,000	9,999
0.16%, 8/1/14	21,000	20,998
0.06%, 8/6/14	240,000	239,971
0.07%, 8/6/14	210,000	209,975
0.06%, 8/13/14	125,000	124,984
0.06%, 8/15/14	190,550	190,526
0.06%, 8/20/14	633,000	632,916
0.06%, 8/27/14	170,000	169,975
0.06%, 8/29/14	225,000	224,966
0.07%, 8/29/14	60,000	59,991
0.16%, 10/24/14	28,000	27,982
0.16%, 10/27/14	28,000	27,982
0.16%, 10/29/14	39,000	38,974

FHLB FRN,
0.10%, 6/2/14(2)	125,000	124,997
0.24%, 6/2/14(2)	76,100	76,100
0.12%, 6/3/14	5,000	5,000
0.12%, 6/10/14(2)	44,000	43,992
0.14%, 6/11/14(2)	40,000	39,994
0.11%, 6/13/14(2)	91,000	91,000
0.09%, 6/14/14(2)	65,000	64,999
0.10%, 6/16/14(2)	86,000	86,000
0.11%, 6/16/14(2)	15,600	15,601
0.12%, 6/17/14	25,000	25,000
0.10%, 6/19/14(2)	84,000	83,995
0.10%, 6/20/14(2)	88,000	87,988
0.11%, 6/21/14(2)	100,000	99,983
0.15%, 6/23/14(2)	40,000	40,000
0.10%, 6/28/14(2)	83,000	83,000
0.07%, 7/16/14	86,000	85,999
0.13%, 8/23/14(2)	155,000	155,000
		8,154,336

Tennessee Valley Authority – 0.2%

TVA Discount Note,
0.06%, 7/10/14	27,000	26,998
Total U.S. Government Agencies
(Cost $13,425,869)		13,425,869

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 5.0%

U.S. Treasury Bills – 3.1%
0.11%, 8/14/14	$158,000	$157,964
0.08%, 9/4/14	148,000	147,969
0.09%, 9/4/14	107,000	106,977
0.08%, 9/18/14	125,000	124,970
		537,880

U.S. Treasury Floating Rate Notes – 1.9%
0.08%, 6/2/14(2)	270,345	270,249
0.09%, 6/2/14(2)	72,000	71,999
		342,248
Total U.S. Government Obligations
(Cost $880,128)		880,128

Investments, at Amortized Cost
(Cost $14,305,997)		14,305,997

REPURCHASE AGREEMENTS – 18.9%(3)

Repurchase Agreements – 18.9%

Bank of America N.A., dated 5/30/14,repurchase price $2,020,013 0.08%, 6/2/14	2,020,000	2,020,000

Barclays Capital, Inc., dated 5/30/14,repurchase price $1,000,005 0.06%, 6/2/14	1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 5/30/14, repurchase price $236,941 0.06%, 6/2/14	236,940	236,940

Credit Suisse Securities, dated 5/30/14,repurchase price $83,757 0.06%, 6/2/14	83,757	83,757
		3,340,697
Total Repurchase Agreements
(Cost $3,340,697)		3,340,697

Total Investments – 100.0%
(Cost $17,646,694)(4)		17,646,694

Other Assets less Liabilities – 0.0%		4,033
NET ASSETS – 100.0%		$17,650,727

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$410,301	3.50% – 6.50%	5/1/36 – 5/1/42
FNMA	$605,370	3.00% – 6.50%	6/1/33 – 11/1/43
GNMA	$1,151,202	2.68% – 5.00%	8/20/38 – 2/15/55
U.S. Treasury Bonds	$410,637	3.38%	5/15/44
U.S. Treasury Notes	$851,042	0.13% – 2.75%	4/30/15 – 10/31/20
Total	$3,428,552

(4)	The cost for federal income tax purposes was $17,646,694.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	24.5%
2 - 15 Days	17.5
16 - 30 Days	13.9
31 - 60 Days	13.3
61 - 97 Days	23.3
98 - 180 Days	6.9
181 - 270 Days	0.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio	$–	$17,646,694	(1)	$–	$17,646,694

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5%

Alabama – 0.2%

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.07%, 6/9/14	$11,300	$11,300

Alaska – 0.2%

Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B, 0.05%, 6/9/14	2,500	2,500

City of Valdez Marine Terminal Adjustable Revenue Refunding Bonds, Series A, Exxon Pipeline Co. Project, 0.06%, 6/2/14	7,690	7,690
		10,190

Arizona – 1.2%

Arizona Board of Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.08%, 6/9/14(1)(2)	16,995	16,995

City of Phoenix Civic Improvement Corp. Municipal Interest Bearing CP, (Royal Bank of Canada LOC), 0.09%, 8/13/14	35,000	35,000

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects, (FNMA LOC), 0.07%, 6/9/14	6,730	6,730
		58,725

Arkansas – 0.3%

Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community, (FHLB of Dallas LOC), 0.06%, 6/9/14	6,675	6,675

Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A, (FHLMC LOC), 0.10%, 6/9/14	6,900	6,900
		13,575

California – 7.6%

BB&T Municipal Trust Various States, G.O., Floaters, Series 2049, (Branch Banking & Trust Co. LOC), 0.09%, 6/9/14(2)	10,545	10,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

California – 7.6% – continued

California Housing Finance Agency Revenue VRDB, Series B, Home Mortgage, 0.07%, 6/9/14	$40,700	$40,700

California School Cash Reserve Program Authority Revenue Notes, Senior, Series B, 2.00%, 6/2/14	2,000	2,000

California State Revenue Notes, Series A-2, 2.00%, 6/23/14	2,500	2,503

California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc., (JPMorgan Chase Bank N.A. LOC), 0.04%, 6/9/14	500	500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW, (FHLMC LOC), 0.08%, 6/9/14	5,300	5,300

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.05%, 6/9/14	3,000	3,000

California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, (Kaiser Permanente Gtd.), 0.06%, 6/9/14	1,500	1,500

California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	10,260	10,260

California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments, (FHLMC LOC), 0.08%, 6/9/14	4,000	4,000

City & County of San Francisco Municipal Interest Bearing CP, (Royal Bank of Canada LOC), 0.09%, 7/9/14	31,000	31,000

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.06%, 6/9/14	1,855	1,855

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

California – 7.6% – continued

City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	$3,245	$3,245

City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.05%, 6/9/14	2,350	2,350

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 6/9/14	10,345	10,345

City of San Jose Multifamily Housing Revenue VRDB, Series F, Villa Monterey Apartments, (FNMA LOC), 0.06%, 6/9/14	8,000	8,000

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.06%, 6/9/14	8,730	8,730

Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DB-480, (Deutsche Bank A.G. Gtd.), 0.08%, 6/9/14(2)	9,875	9,875

Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484, (Deutsche Bank A.G. Gtd.), 0.08%, 6/9/14(2)	20,800	20,800

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.08%, 6/9/14(2)	630	630

East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Series C, 0.03%, 6/9/14	6,600	6,600

Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250, (Bank of New York Mellon LOC), 0.04%, 6/2/14	600	600

Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series A1, 0.05%, 6/9/14	7,660	7,660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

California – 7.6% – continued

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.04%, 6/9/14	$5,750	$5,750

Los Angeles Municipal Improvement Corp. Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.09%, 7/8/14	6,250	6,250

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.06%, 6/9/14	6,500	6,500

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.04%, 6/9/14	12,500	12,500

Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series D, 0.06%, 6/9/14	14,000	14,000

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (Union Bank N.A. LOC), 0.04%, 6/9/14	10,000	10,000

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.06%, 6/9/14	4,000	4,000

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments, (FNMA LOC), 0.06%, 6/9/14	6,480	6,480

Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA LOC), 0.06%, 6/9/14	3,000	3,000

Sacramento Municipal Utility District Revenue Refunding VRDB, Series J, (Bank of America N.A. LOC), 0.04%, 6/9/14	10,000	10,000

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, 0.04%, 6/9/14	25,420	25,420

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

California – 7.6% – continued

San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission, (FNMA LOC), 0.06%, 6/9/14	$16,100	$16,100

San Francisco City & County Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series B-2, Fillmore Center, (FHLMC Gtd.), 0.09%, 6/9/14	6,750	6,750

San Pablo Redevelopment Successor Agency Tax Allocation Subordinate VRDB, 10th Township Project, (Union Bank N.A. LOC), 0.08%, 6/2/14	11,460	11,460

State of California Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.09%, 6/5/14	15,000	15,000

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.04%, 6/9/14	11,045	11,045
		356,253

Colorado – 3.8%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.05%, 6/9/14	400	400

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F, (Wells Fargo Bank N.A. LOC), 0.09%, 6/9/14	8,935	8,935

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.06%, 6/9/14	12,015	12,015

Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	23,525	23,525

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	5,805	5,805

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Colorado – 3.8% – continued

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	$1,835	$1,835

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	24,000	24,000

Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	7,180	7,180

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor, (U.S. Bank N.A. LOC), 0.09%, 6/9/14	6,240	6,240

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3, 0.05%, 6/9/14	7,750	7,750

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT), 0.07%, 6/9/14	14,400	14,400

Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT), 0.08%, 6/9/14	10,785	10,785

Colorado Springs Utilities Revenue Refunding VRDB, 0.06%, 6/9/14	8,600	8,600

Colorado State Housing & Finance Authority VRDB, Multifamily, Series C-2, (AMT), 0.13%, 6/9/14	4,000	4,000

Colorado State Housing Finance Authority SFM Revenue VRDB, (AMT), 0.08%, 6/9/14	26,450	26,450

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO, (Royal Bank of Canada LOC), 0.13%, 6/9/14(1)(2)	17,580	17,580
		179,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Connecticut – 0.1%

Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Bank N.A. LOC), 0.06%, 6/9/14	$4,100	$4,100

District of Columbia – 1.4%

District of Columbia G.O., ROCS-RR-II-R-11180WF, (Wells Fargo & Co. Gtd.), 0.08%, 6/9/14(2)	16,470	16,470

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.16%, 6/9/14	4,700	4,700

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	8,430	8,430

District of Columbia University Revenue VRDB, Series B-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	16,350	16,350

District of Columbia University Revenue VRDB, Series C-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	21,500	21,500
		67,450

Florida – 8.1%

Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	5,345	5,345

Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project, (Citibank N.A. LOC), 0.06%, 6/9/14	9,215	9,215

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.06%, 6/9/14	27,270	27,270

County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A, (Columbia Insurance Co. Insured), 0.09%, 6/9/14(2)	11,500	11,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Florida – 8.1% – continued

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492, (Deutsche Bank A.G. Gtd.), 0.09%, 6/9/14(2)	$9,378	$9,378

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-478, (Deutsche Bank A.G. Gtd.), 0.09%, 6/9/14(2)	59,490	59,490

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459, (Deutsche Bank A.G. Gtd.), 0.09%, 6/9/14(2)	15,900	15,900

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments, (FHLB of San Francisco LOC), 0.06%, 6/9/14	6,855	6,855

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments, (FHLMC LOC), 0.06%, 6/9/14	15,810	15,810

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments, (FHLMC LOC), 0.06%, 6/9/14	17,575	17,575

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.05%, 6/9/14	3,000	3,000

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.07%, 6/9/14	10,000	10,000

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.07%, 6/9/14	10,000	10,000

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.05%, 6/9/14	41,000	41,000

JEA Electric System Revenue VRDB, Series Three-B-3, 0.05%, 6/9/14	9,400	9,400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Florida – 8.1% – continued

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project, (FNMA LOC), 0.08%, 6/9/14	$11,485	$11,485

Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse, (TD Bank N.A. LOC), 0.06%, 6/9/14	10,000	10,000

Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B, (FHLB of San Francisco LOC), 0.11%, 6/9/14	4,185	4,185

Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-2, (TD Bank N.A. LOC), 0.05%, 6/9/14	34,700	34,700

State of Florida Board of Public Education G.O. Eagle-720050054-Class A, 0.06%, 6/9/14(2)	10,000	10,000

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A, (Bank of New York Mellon LOC), 0.06%, 6/9/14	9,700	9,700

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (Bank of New York Mellon LOC), 0.06%, 6/9/14	30,235	30,235

University Athletic Association, Inc. Capital Improvement Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.05%, 6/2/14	12,985	12,985

Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments, (FNMA LOC), 0.06%, 6/9/14	5,045	5,045

Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	255	255
		380,328

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Georgia – 1.7%

Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects, 0.35%, 8/1/14	$9,416	$9,416

Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.12%, 6/9/14	5,185	5,185

BB&T Municipal Trust Revenue VRDB, Floaters Series 2024, (Branch Banking & Trust Co. LOC), 0.09%, 6/9/14(2)	10,240	10,240

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association, (FHLMC LOC), 0.06%, 6/9/14	5,390	5,390

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.07%, 6/9/14	11,700	11,700

DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association, (FHLMC LOC), 0.06%, 6/9/14	7,130	7,130

East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project, (FHLMC LOC), 0.10%, 6/9/14	6,640	6,640

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.05%, 6/2/14	5,000	5,000

Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen, (FHLMC LOC), 0.06%, 6/9/14	6,665	6,665

Marietta Housing Authority Adjustable Revenue Refunding Bonds, Wood Knoll, (FHLMC LOC), 0.06%, 6/9/14	7,500	7,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Georgia – 1.7% – continued

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project, (FHLMC LOC), 0.06%, 6/9/14	$5,900	$5,900
		80,766

Hawaii – 0.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu, (U.S. Bank N.A. LOC), 0.06%, 6/9/14(2)	4,135	4,135

Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau, (FHLMC LOC), 0.07%, 6/9/14	3,075	3,075
		7,210

Idaho – 1.1%

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	9,935	9,935

Idaho State G.O. Unlimited TANS, 2.00%, 6/30/14	40,000	40,057
		49,992

Illinois – 5.1%

Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project, (BMO Harris Bank N.A. LOC), 0.11%, 6/9/14	3,210	3,210

Bridgeview Illinois G.O. Refunding VRDB, Series C, (BMO Harris Bank N.A. LOC), 0.08%, 6/9/14	10,000	10,000

Chicago Illinois Board of Education G.O. VRDB, Series B, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	8,600	8,600

Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X, (Deutsche Bank A.G. Gtd.), 0.11%, 6/9/14(2)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Illinois – 5.1% – continued

Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.10%, 6/9/14	$6,700	$6,700

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.07%, 6/2/14	15,160	15,160

City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4, (Bank of New York Mellon LOC), 0.04%, 6/2/14	6,470	6,470

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-476, (Deutsche Bank A.G. Gtd.), 0.08%, 6/9/14(2)	12,660	12,660

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project, (Comerica Bank LOC), 0.09%, 6/9/14	6,685	6,685

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project, (BMO Harris Bank N.A. LOC), 0.07%, 6/9/14	6,030	6,030

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.11%, 6/9/14	1,305	1,305

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College, (BMO Harris Bank N.A. LOC), 0.06%, 6/9/14	5,890	5,890

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.05%, 6/9/14	7,500	7,500

Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son, (BMO Harris Bank N.A. LOC), 0.16%, 6/9/14	3,000	3,000

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.08%, 6/9/14	4,800	4,800

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Illinois – 5.1% – continued

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	$5,000	$5,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	11,195	11,195

Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	14,600	14,600

Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bank N.A. LOC), 0.06%, 6/2/14	8,000	8,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.07%, 6/9/14	2,180	2,180

Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF, (Wells Fargo & Co. Insured), 0.09%, 6/9/14(2)	16,105	16,105

Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A, (FHLMC LOC), 0.06%, 6/9/14	4,710	4,710

Illinois State Finance Authority Revenue VRDB, Carle Foundation, Series E, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	10,000	10,000

Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC), 0.06%, 6/9/14	22,000	22,000

Illinois State Health Facilities Finance Authority VRDB, Riverside Health System, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	6,900	6,900

Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.08%, 6/9/14	1,800	1,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Illinois – 5.1% – continued

State of Illinois G.O. Unlimited VRDB, Series B-4, (State Street Bank & Trust Co. LOC), 0.06%, 6/9/14	$3,000	$3,000

State of Illinois G.O. Unlimited VRDB, Series B-5, (Royal Bank of Canada LOC), 0.06%, 6/9/14	17,000	17,000

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.07%, 6/9/14	11,125	11,125
		241,625

Indiana – 2.1%

County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp., 0.30%, 11/18/14	40,000	40,000

Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0052, Solar Eclipse, (U.S. Bank N.A. LOC), 0.06%, 6/2/14(2)	12,285	12,285

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments, (FHLB of Indianapolis LOC), 0.07%, 6/9/14	8,000	8,000

Indiana Bond Bank Revenue Advance Funding Program Fixed Notes, Series A, 1.25%, 1/6/15	12,700	12,776

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association, (Wells Fargo Bank N.A. LOC), 0.16%, 6/9/14	2,300	2,300

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.06%, 6/2/14	9,865	9,865

Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.06%, 6/9/14	6,000	6,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Indiana – 2.1% – continued

RBC Municipal Products, Inc. Revenue Bonds, Series E-23, (Royal Bank of Canada LOC), 0.06%, 6/9/14(2)	$8,500	$8,500
		99,726

Iowa – 1.6%

Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services, (Bank of America N.A. LOC), 0.07%, 6/9/14	22,510	22,510

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	6,100	6,100

Iowa Finance Authority Revenue VRDB, Wesley Retirement Services, (Bank of America N.A. LOC), 0.07%, 6/9/14	7,870	7,870

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.07%, 6/2/14	8,195	8,195

Iowa State Finance Authority Facility Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	300	300

Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland, 0.06%, 6/9/14	23,900	23,900

Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros, (U.S. Bank N.A. LOC), 0.07%, 6/2/14	7,550	7,550
		76,425

Kansas – 1.0%

Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments, (U.S. Bank N.A. LOC), 0.09%, 6/9/14	23,000	23,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Kansas – 1.0% – continued

Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project, (FHLMC LOC), 0.06%, 6/9/14	$16,000	$16,000

University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	9,000	9,000
		48,000

Kentucky – 2.3%

Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Sumitomo Mitsui Banking Corp. LOC), 0.06%, 6/9/14	15,220	15,220

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	5,100	5,100

Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp., (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	17,000	17,000

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA LOC), 0.06%, 6/9/14	10,000	10,000

Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding, 0.08%, 6/2/14	43,280	43,280

Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc., (PNC Bank N.A. LOC), 0.05%, 6/9/14	8,000	8,000

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	6,773	6,773

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Kentucky – 2.3% – continued

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	$3,195	$3,195
		108,568

Louisiana – 2.1%

Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar, (FHLB of Atlanta LOC), 0.07%, 6/9/14	17,000	17,000

Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.16%, 6/9/14	12,380	12,380

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A, (FHLB of Dallas LOC), 0.06%, 6/9/14	5,305	5,305

Louisiana Local Government Environmental Facilities & Community VRDB, Series B, (FHLB of Dallas LOC), 0.06%, 6/9/14	10,635	10,635

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project, (FHLMC LOC), 0.06%, 6/9/14	8,000	8,000

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily, (FNMA LOC), 0.07%, 6/9/14	8,900	8,900

Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, ELM-Drive Senior Housing Project, 0.35%, 12/1/14	3,500	3,500

Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, Tangi Village Project, 0.35%, 2/1/15	6,000	6,000

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.06%, 6/9/14	16,200	16,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Louisiana – 2.1% – continued

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB, (FHLB of Dallas LOC), 0.06%, 6/9/14	$8,600	$8,600
		96,520

Maryland – 1.5%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC), 0.06%, 6/9/14	21,170	21,170

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.05%, 6/9/14	12,745	12,745

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood, (FHLMC LOC), 0.06%, 6/9/14	8,000	8,000

Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project, (Bank of Montreal LOC), 0.12%, 6/9/14	6,700	6,700

Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport, (Wells Fargo Bank N.A. LOC), 0.09%, 6/9/14	20,400	20,400
		69,015

Massachusetts – 1.3%

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-658, (Assured Guaranty Corp. Insured), 0.08%, 6/9/14(2)	17,188	17,188

Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC, (FNMA Insured), 0.10%, 6/9/14	9,850	9,850

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Massachusetts – 1.3% – continued

Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project, (FNMA LOC), 0.08%, 6/9/14	$14,050	$14,050

Massachusetts State Water Resources Authority General Revenue VRDB, Series E, 0.05%, 6/9/14	3,000	3,000

Massachusetts State Water Resources Authority General Revenue VRDB, Series F, 0.05%, 6/9/14	16,500	16,500
		60,588

Michigan – 2.7%

Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	960	960

Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	4,390	4,390

Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa, (Bank of America N.A. LOC), 0.07%, 6/2/14	2,000	2,000

Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A, (State Street Bank & Trust Co. LOC), 0.06%, 6/9/14	28,000	28,000

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	6,600	6,600

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.05%, 6/9/14	3,525	3,525

Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	6,835	6,835

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Michigan – 2.7% – continued

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	$17,000	$17,000

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 6/9/14	9,500	9,500

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	2,195	2,195

Michigan State University Revenue VRDB, 0.05%, 6/9/14	5,000	5,000

Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project, (Comerica Bank LOC), 0.06%, 6/9/14	6,885	6,885

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series L-34, (Royal Bank of Canada LOC), 0.10%, 6/9/14(2)	36,545	36,545
		129,435

Minnesota – 1.9%

City of Crystal Multifamily Housing Revenue Refunding VRDB, Calibre Chase Project, (FHLMC LOC), 0.11%, 6/9/14	910	910

Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.11%, 6/9/14	4,570	4,570

Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1213, (Deutsche Bank A.G. LOC), 0.13%, 6/9/14(2)	22,320	22,320

Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student, (State Street Bank & Trust Co. LOC), 0.07%, 6/9/14	17,000	17,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Minnesota – 1.9% – continued

Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, 2.00%, 9/16/14	$7,500	$7,539

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.06%, 6/9/14	6,735	6,735

Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century, (FHLB of Des Moines LOC), 0.09%, 6/9/14	2,765	2,765

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water, 0.05%, 6/9/14	5,500	5,500

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project, (FHLMC LOC), 0.06%, 6/9/14	13,670	13,670

St. Cloud Health Care Revenue Refunding VRDB, Cenracare Health, Series A, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	10,790	10,790
		91,799

Mississippi – 1.6%

County of Jackson Pollution Control Adjustable Revenue Refunding Bonds, Chevron USA, Inc. Project, 0.06%, 6/2/14	130	130

Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.07%, 6/9/14	4,615	4,615

Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC, (Wells Fargo Bank N.A. LOC), 0.07%, 6/9/14	12,935	12,935

Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series A, Chevron USA, Inc., (Chevron Corp. Gtd.), 0.05%, 6/9/14	56,400	56,400
		74,080

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Missouri – 1.0%

Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project, (FHLMC LOC), 0.06%, 6/9/14	$14,240	$14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments, (FNMA LOC), 0.08%, 6/9/14	6,795	6,795

Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	3,600	3,600

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.06%, 6/9/14	4,000	4,000

St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project, 0.06%, 6/9/14	7,180	7,180

St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project, (BMO Harris Bank N.A. LOC), 0.07%, 6/2/14	12,015	12,015
		47,830

Montana – 0.1%

City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/2/14	6,910	6,910

Nevada – 0.7%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	13,100	13,100

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	4,800	4,800

Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project, (Wells Fargo Bank N.A. LOC), 0.21%, 6/9/14	5,170	5,170

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Nevada – 0.7% – continued

Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FHLB LOC), 0.06%, 6/9/14	$11,415	$11,415
		34,485

NewJersey – 1.2%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.08%, 6/9/14(2)	13,990	13,990

Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-449, (Deutsche Bank A.G. Gtd.), 0.08%, 6/9/14(2)	11,000	11,000

Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14, (Barclays Bank PLC LOC), 0.11%, 6/9/14(2)	32,000	32,000
		56,990

New Mexico – 0.2%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio, (FHLMC LOC), 0.06%, 6/9/14	8,000	8,000

NewYork – 7.9%

City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4, (BMO Harris Bank N.A. LOC), 0.07%, 6/9/14	14,000	14,000

City of New York Adjustable G.O. Unlimited Bonds, Subseries E4, (BNP Paribas Fortis S.A. LOC), 0.08%, 6/2/14	10,000	10,000

City of New York G.O. VRDB, Subseries L-4, (U.S. Bank N.A. LOC), 0.06%, 6/2/14	4,100	4,100

City of New York G.O., Subseries G-7, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 6/2/14	700	700

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.08%, 6/9/14	2,260	2,260

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

New York – 7.9% – continued

New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street, (FHLMC Insured), 0.04%, 6/9/14	$13,500	$13,500

New York City Municipal Water Finance Authority Municipal Interest Bearing CP, 0.09%, 6/17/14	17,000	17,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General DD-2, 0.07%, 6/2/14	12,200	12,200

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, 2nd Generation, Series AA-1, 0.06%, 6/2/14	27,300	27,300

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	2,380	2,380

New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	11,430	11,430

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series B3 0.05%, 6/2/14	700	700

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3 0.06%, 6/2/14	9,400	9,400

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding VRDB, Series A-4, 0.06%, 6/2/14	8,645	8,645

New York City Trust for Cultural Resources Revenue Refunding VRDB, Lincoln Center, Series A-1, (JPMorgan Chase Bank N.A. LOC), 0.08%, 6/2/14	4,000	4,000

New York City Water & Sewer System Municipal Finance Authority Adjustable Revenue Bonds, Second Generation Resolution, Series AA-3 0.06%, 6/2/14	26,750	26,750

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

New York – 7.9% – continued

New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center, 0.15%, 12/17/14	$105,000	$105,000

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home, (Manufacturers & Traders Trust Co. LOC), 0.05%, 6/9/14	9,590	9,590

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2, (Bank of America N.A. LOC), 0.07%, 6/9/14	3,000	3,000

New York State Liberty Development Corp. Revenue VRDB, Series A1, 3 World Trade Center, 0.15%, 12/17/14	40,000	40,000

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33, 0.26%, 6/9/14(2)	7,000	7,000

Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	15,470	15,470

Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	17,880	17,880

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project, (Manufacturers & Traders Trust Co. LOC), 0.08%, 6/9/14	9,830	9,830
		372,135

North Carolina – 3.4%

Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project, (Wells Fargo Bank N.A. LOC), 0.06%, 6/9/14	1,800	1,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

North Carolina – 3.4% – continued

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Carolinas, Series E, (TD Bank N.A. LOC), 0.04%, 6/9/14	$8,000	$8,000

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	9,550	9,550

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	10,560	10,560

Greensboro North Carolina G.O. VRDB, Street Improvement, 0.06%, 6/9/14	10,000	10,000

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	8,450	8,450

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	15,425	15,425

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	20,170	20,170

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	7,195	7,195

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.07%, 6/9/14	25,600	25,600

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.07%, 6/9/14(2)	18,400	18,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

North Carolina – 3.4% – continued

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.07%, 6/9/14	$13,350	$13,350

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.07%, 6/9/14	13,700	13,700
		162,200

Ohio – 1.2%

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.05%, 6/9/14	1,250	1,250

Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments, (FNMA LOC), 0.09%, 6/9/14	9,520	9,520

Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008, 0.06%, 6/9/14	21,940	21,940

Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bank N.A. LOC), 0.06%, 6/9/14	9,810	9,810

Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bank N.A. LOC), 0.06%, 6/9/14	4,430	4,430

State of Ohio G.O., Common Schools, Series B, 0.04%, 6/9/14	9,500	9,500
		56,450

Oklahoma – 0.0%

Oklahoma Water Resources Board Revenue Bonds, 0.25%, 6/3/14	1,495	1,495

Oregon – 2.1%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	15,700	15,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Oregon – 2.1% – continued

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.06%, 6/9/14	$16,000	$16,000

Oregon Health & Science University Revenue VRDB, Series C, (U.S. Bank N.A. LOC), 0.06%, 6/2/14	4,300	4,300

Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters, (U.S. Bank N.A. LOC), 0.08%, 6/9/14	4,210	4,210

Oregon State G.O. Limited TANS, Series A, 1.50%, 7/31/14	46,000	46,100

Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport, (U.S. Bank N.A. LOC), 0.07%, 6/9/14	6,935	6,935

Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	6,000	6,000
		99,245

Pennsylvania – 4.3%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.06%, 6/9/14	6,000	6,000

Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative, (PNC Bank N.A. LOC), 0.06%, 6/9/14	4,725	4,725

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	5,840	5,840

Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	3,730	3,730

County of Montgomery Pennsylvania G.O., Series A, 0.06%, 6/2/14	25,170	25,170

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Pennsylvania – 4.3% – continued

Deutsche Bank Spears/Lifers Trust Various States Adjustable Revenue Bonds, Series DBE-1254, (Deutsche Bank A.G. Gtd.), 0.11%, 6/9/14(1)(2)	$13,745	$13,745

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian, (Manufacturers & Traders Trust Co. LOC), 0.07%, 6/9/14	11,980	11,980

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/9/14	6,305	6,305

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	4,900	4,900

Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A, (FNMA LOC), 0.06%, 6/9/14	9,170	9,170

Nuveen Pennsylvania Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2, 0.16%, 6/9/14	17,000	17,000

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.06%, 6/9/14	5,900	5,900

Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C, (Barclays Bank PLC LOC), 0.05%, 6/9/14	13,000	13,000

Philadelphia School District G.O. Refunding VRDB, Series C, (TD Bank N.A. LOC), 0.05%, 6/9/14	7,200	7,200

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14, (Royal Bank of Canada LOC), 0.06%, 6/9/14(2)	7,800	7,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Pennsylvania – 4.3% – continued

School District of Philadelphia G.O. Unlimited Refunding VRDB, Series G, (PNC Bank N.A. LOC), 0.05%, 6/9/14	$20,000	$20,000

School District of Philadelphia G.O. Unlimited Refunding VRDB, Series H, (Royal Bank of Canada LOC), 0.05%, 6/9/14	38,000	38,000

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.06%, 6/9/14	3,085	3,085
		203,550

Puerto Rico – 0.3%

Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DB-1194, (Deutsche Bank A.G. Gtd.), 0.26%, 6/9/14(2)	16,220	16,220

South Carolina – 0.3%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.08%, 6/2/14	14,570	14,570

South Dakota – 0.5%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	15,000	15,000

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	1,435	1,435

South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	6,235	6,235
		22,670

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Tennessee – 1.0%

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement, (Knox County Gtd.), 0.06%, 6/9/14	$5,375	$5,375

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement, (Knox County Gtd.), 0.06%, 6/9/14	6,700	6,700

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, (FHLB of Cincinnati LOC), 0.06%, 6/9/14	6,270	6,270

Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project, 0.35%, 10/1/14	13,750	13,750

Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest, (FNMA LOC), 0.06%, 6/9/14	12,750	12,750
		44,845

Texas – 11.7%

Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.06%, 6/9/14(2)	24,570	24,570

Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, (Natural Rural Utilities Cooperative Finance Corp. Gtd.), 0.11%, 6/9/14	9,600	9,600

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.09%, 6/9/14(2)	14,215	14,215

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project, (FHLMC LOC), 0.06%, 6/9/14	3,680	3,680

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Texas – 11.7% – continued

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project, (FHLMC LOC), 0.07%, 6/9/14	$3,500	$3,500

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project, (FNMA LOC), 0.06%, 6/9/14	4,905	4,905

Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project, (FNMA LOC), 0.07%, 6/9/14	3,500	3,500

Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph, (Wells Fargo Bank N.A. LOC), 0.16%, 6/9/14	6,825	6,825

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project, 0.14%, 6/9/14	7,700	7,700

City of Garland Municipal Interest Bearing CP, (Sumitomo Mitsui Banking Corp. LOC), 0.12%, 6/9/14	30,000	30,000

City of Houston Municipal Interest Bearing CP, 0.09%, 6/26/14	10,000	10,000

Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT, 0.06%, 6/9/14(2)	16,120	16,120

Deutsche Bank Spears/Lifers Trust Goldman Sachs G.O., Series DB-514, (Texas Permanent School Fund Program Guaranty Insured), 0.09%, 6/9/14(2)	9,730	9,730

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso, (U.S. Bank N.A. LOC), 0.06%, 6/9/14(2)	10,600	10,600

Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation, (State Street Bank & Trust Co. LOC), 0.08%, 6/9/14	18,000	18,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Texas – 11.7% – continued

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.08%, 6/9/14	$4,770	$4,770

Northwest Texas Independent School District G.O. VRDB, (Texas Permanent School Fund Program Guaranty Insured), 0.07%, 6/9/14	500	500

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	800	800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.06%, 6/9/14	7,300	7,300

Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.07%, 6/9/14	20,000	20,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.07%, 6/9/14	7,700	7,700

Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, (Total S.A. Gtd.), 0.10%, 6/9/14	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.06%, 6/9/14(2)	10,000	10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.08%, 6/9/14(2)	16,000	16,000

State of Texas G.O., Veterans Housing Fund, Series A2, 0.08%, 6/9/14	15,800	15,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Texas – 11.7% – continued

Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue VRDB, Forest Park Apartments Project, 0.35%, 8/1/14	$13,000	$13,000

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.07%, 6/9/14	1,810	1,810

Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments, 0.35%, 10/1/14	14,500	14,500

Texas Department of Housing & Community Affairs Single Family Mortgage Revenue VRDB, Series D (AMT), 0.08%, 6/9/14	10,000	10,000

Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments, (FNMA LOC), 0.10%, 6/9/14	15,000	15,000

Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1, (FHLMC LOC), 0.10%, 6/9/14	5,830	5,830

Texas State TRANS, 2.00%, 8/28/14	196,185	197,037

University of Houston Texas Revenue VRDB, 0.07%, 6/9/14	4,980	4,980

University of Texas Financing System Revenue VRDB, Series B, 0.03%, 6/9/14	17,150	17,150

University of Texas System Revenue Refunding VRDB, Series B, 0.04%, 6/9/14	4,000	4,000
		549,122

Utah – 1.1%

Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A, (FHLMC LOC), 0.11%, 6/9/14	3,125	3,125

Utah State Board of Rights Student Loan Revenue VRDB, (AMT), (Royal Bank of Canada LOC), 0.07%, 6/9/14	11,600	11,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Utah – 1.1% – continued

Utah State Housing Corp. Finance Agency Revenue VRDB, SFM Series C-1, 0.09%, 6/9/14	$4,825	$4,825

Utah State Housing Corp. Single Family Mortgage Finance Agency Revenue VRDB, Series C-I, 0.09%, 6/9/14	3,560	3,560

Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series A-1, Class I, 0.09%, 6/9/14	5,385	5,385

Utah State Housing Corp. Single Family Mortgage Revenue VRDB, Series F-1, Class I, 0.09%, 6/9/14	5,950	5,950

Utah Water Finance Agency Revenue VRDB, Series B-2, 0.06%, 6/9/14	16,100	16,100
		50,545

Vermont – 0.2%

Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A, (TD Bank N.A. LOC), 0.05%, 6/9/14	8,895	8,895

Virginia – 0.3%

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.06%, 6/9/14	6,300	6,300

Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	3,535	3,535

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.06%, 6/9/14	2,200	2,200
		12,035

Washington – 0.8%

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-614, (Assured Guaranty Corp. Insured), 0.08%, 6/9/14(2)	19,625	19,625

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Washington – 0.8% – continued

Washington State Housing Finance Commission Adjustable Revenue Bonds, Family Tree & Lincoln Way Project, 0.43%, 1/5/15	$5,750	$5,750

Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT), (FHLMC LOC), 0.08%, 6/9/14	8,500	8,500

Washington State Housing Finance Commission Multifamily Housing Revenue VRDB, Series A, Summer Ridge Apartments Project, (U.S. Bank N.A. LOC), 0.13%, 6/2/14	3,465	3,465
		37,340

West Virginia – 0.4%

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.06%, 6/9/14	16,875	16,875

Wisconsin – 3.4%

La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.16%, 6/9/14	1,920	1,920

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	910	910

PFA Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.10%, 6/9/14	10,275	10,275

PFA Multifamily Housing Revenue Refunding VRDB, Wisconsin Housing Preservation Corp-Southern Bond Pool I, 0.35%, 5/1/15	20,860	20,860

PFA Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project, (FNMA LOC), 0.10%, 6/9/14	10,550	10,550

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Wisconsin – 3.4% – continued

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC), 0.05%, 6/9/14	$2,900	$2,900

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.06%, 6/9/14	13,850	13,850

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	58,025	58,025

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	7,130	7,130

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.07%, 6/2/14	2,900	2,900

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 6/9/14	2,605	2,605

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/9/14	3,640	3,640

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.06%, 6/9/14	9,055	9,055

Wisconsin State Housing & EDA Revenue VRDB, Series B, 0.07%, 6/9/14	7,300	7,300

Wisconsin State Housing & EDA Revenue VRDB, Series D, 0.07%, 6/9/14	6,815	6,815
		158,735

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Municipal States Pooled Securities – 8.3%

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.07%, 6/9/14(2)	$15,000	$15,000

BB&T Municipal Trust Various States G.O., Floaters, Series 2048, (Branch Banking & Trust Co. LOC), 0.07%, 6/9/14(2)	15,315	15,315

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.16%, 6/9/14(2)	14,890	14,890

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.17%, 6/9/14	10,000	10,000

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M015, Class A, (FHLMC LOC), 0.10%, 6/9/14(3)	3,290	3,290

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A, (FHLMC LOC), 0.10%, 6/9/14(3)	18,125	18,125

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A, (FHLMC LOC), 0.10%, 6/9/14(3)	32,355	32,355

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A, (FHLMC LOC), 0.08%, 6/9/14(3)	36,395	36,395

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A, 0.09%, 6/9/14(3)	21,105	21,105

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series MO28, Class A, 0.08%, 6/9/14(3)	14,910	14,910

Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118, 0.17%, 6/9/14(2)	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895, 0.17%, 6/9/14(2)	95,000	95,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.5% – continued

Municipal States Pooled Securities – 8.3% – continued

Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525, 0.17%, 6/9/14(2)	$50,000	$50,000

Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.12%, 6/9/14	22,500	22,500
		388,885
Total Municipal Investments
(Cost $4,685,197)		4,685,197

Total Investments – 99.5%
(Cost $4,685,197)(4)		4,685,197

Other Assets less Liabilities – 0.5%		24,513
NET ASSETS – 100.0%		$4,709,710

(1)	Restricted security has been deemed illiquid. At May 31, 2014, the value of these restricted illiquid securities amounted to approximately $48,320,000 or 1.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Arizona Board of Regents COPS, Floaters, Series 1918, 0.08%, 6/9/14	10/31/11 – 12/2/13	$16,995
Deutsche Bank Spears/Lifers Trust Various States Adjustable Revenue Bonds, Series DBE-1254, 0.11%, 6/9/14	2/6/14	13,745
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO, 0.13%, 6/9/14	7/3/13	17,580

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,685,197.

Percentages shown are based on Net Assets.

At May 31, 2014, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	19.2%
Hospital	12.5
State	9.8
Transportation	5.9
Miscellaneous Revenues	5.7
University	5.3
All other sectors less than 5%	41.6

Total	100.0%

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	7.8%
2 - 15 Days	77.1
16 - 30 Days	0.7
31 - 60 Days	1.7
61 - 97 Days	6.7
98 - 180 Days	1.7
181 - 270 Days	3.8
271 - 366 Days	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio	$–	$4,685,197	(1)	$–	$4,685,197

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION MAY 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABS	Asset-Backed Securities	Gtd.	Guaranteed
AMT	Alternative Minimum Tax	HFA	Housing Finance Authority
BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TANS	Tax Anticipation Notes
FRN	Floating Rate Notes	TRANS	Tax and Revenue Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TVA	Tennessee Valley Authority
GNMA	Government National Mortgage Association	VRDB	Variable Rate Demand Bonds
G.O.	General Obligation	VRDP	Variable Rate Demand Preferred

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s portfolios. Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2014, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Treasury, Tax-Exempt, U.S. Government Select and Municipal Portfolios is calculated on each Business Day as of 1:00 p.m. Central time. For each class of shares of the Diversified Assets and U.S. Government Portfolios, the NAV is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolios to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2014, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2014, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Diversified Assets Portfolio	Bank of America	$85,534	$(85,534)	$ —
	Morgan Stanley & Co.	85,534	(85,534)	—
	Societe Generale	85,534	(85,534)	—
	Federal Reserve	300,000	(300,000)	—
	JPMorgan	77,000	(77,000)	—
	SG Americas	45,000	(45,000)	—
	Total	$678,602	$(678,602)	$ —
Treasury Portfolio	Bank of America	$25,000	$(25,000)	$ —
	Morgan Stanley	25,000	(25,000)	—
	Societe Generale	595,000	(595,000)	—
	Barclays	250,000	(250,000)	—
	BNP	500,000	(500,000)	—
	Citigroup	224,127	(224,127)	—
	Deutsche Bank	1,500,000	(1,500,000)	—
	Federal Reserve	5,575,000	(5,575,000)	—
	HSBC	100,000	(100,000)	—
	UBS	250,000	(250,000)	—
	Total	$9,044,127	$(9,044,127)	$ —

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
U.S. Government Portfolio	Bank of America	$33,333	$(33,333)	$ —
	Morgan Stanley & Co.	33,333	(33,333)	—
	Societe Generale	33,334	(33,334)	—
	BNP	800,000	(800,000)	—
	Citigroup	25,709	(25,709)	—
	Deutsche Bank	250,000	(250,000)	—
	Total	$1,175,709	$(1,175,709)	$ —
U.S. Government Select Portfolio	Bank of America	$2,020,000	$(2,020,000)	$ —
	Barclays	1,000,000	(1,000,000)	—
	Citigroup	236,940	(236,940)	—
	Credit Suisse	83,757	(83,757)	—
	Total	$3,340,697	$(3,340,697)	$ —

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

At November 30, 2013, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Diversified Assets	$112	$(112)
Treasury	708	(708)
U.S. Government	347	(347)
U.S. Government Select	252	(252)
Municipal	184	(184)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Tax-Exempt Portfolio	$23	$ —

The Portfolio in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2013, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$208
Treasury	—	644
Tax-Exempt	18	—
U.S. Government	—	347
U.S. Government Select	—	331
Municipal	229	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2013, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Diversified Assets	$ —	$1,133	$ —
Treasury	—	1,428	—
Tax-Exempt	156	—	—
U.S. Government	—	848	—
U.S. Government Select	—	1,982	—
Municipal	446	44	150

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2012, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,469
Treasury	—	1,281
Tax-Exempt	158	—
U.S. Government	—	625
U.S. Government Select	—	1,695
Municipal	841	21

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2013, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense on the Statements of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

Shareholders of the Diversified Assets Portfolio, Tax-Exempt Portfolio and Treasury Portfolio have approved a new management agreement, effective June 30, 2014, between each Portfolio and NTI (the “Management Agreement”), to provide each Portfolio with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of each Portfolio’s average daily net assets as follows:

PORTFOLIO	ANNUAL MANAGEMENT FEE Effective June 30, 2014
Diversified Assets	0.33%
Treasury	0.18%
Tax-Exempt	0.33%

NTI has contractually agreed to reimburse a portion of the operating expenses of the Diversified Assets Portfolio, Tax-Exempt Portfolio and Treasury Portfolio (other than service fees, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses and interest) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement”, as disclosed in the prospectus, do not exceed 0.35 percent, 0.35 percent and 0.20 percent, respectively, of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The expense reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

As compensation for advisory services and the assumption of related expenses, NTI is entitled to receive an advisory fee, computed daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets). For the Diversified Assets, Treasury and Tax Exempt Portfolios, these advisory fee rates were in effect prior to June 30, 2014. NTI has contractually agreed to waive a portion of the advisory fees charged to certain Portfolios. The effect of this waiver by NTI for the six months ended May 31, 2014 is reflected as “Less waivers of investment advisory fees,” in the accompanying Statements of Operations. For the U.S. Government, U.S. Government Select and Municipal Portfolios, the contractual waiver arrangement is expected to continue until at least April 1, 2015. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2014, are as follows:

	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
U.S. Government	0.25%	—%	0.25%
U.S. Government Select	0.20%	0.10%	0.10%
Municipal	0.20%	0.10%	0.10%

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Effective June 30, 2014, for the Diversified Assets, Treasury and Tax Exempt Portfolios, as compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at 0.015 percent of the average daily net asset value of the outstanding shares for all share classes of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2014, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$72	$1
Treasury	39	—
Tax-Exempt	25	—
U.S. Government	45	3
U.S. Government Select	125	18
Municipal	42	3

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Board without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, each Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets. In addition, NTI voluntarily reimbursed the Treasury Portfolio for expenses in excess of 0.05 percent of average daily net assets during the fiscal year. Any voluntary reimbursements may be terminated by NTI at any time. For the Diversified Assets Portfolio, Tax-Exempt Portfolio and Treasury Portfolio, the above Administration Agreement fee and expense reimbursement arrangements were in effect prior to June 30, 2014.

The expenses reimbursed during the six months ended May 31, 2014, under such arrangements are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivables at May 31, 2014 are $133,000, $718,000, $27,000, $110,000, $230,000 and $67,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees or, effective June 30, 2014 with respect to the Diversified Assets, Treasury and Tax Exempt Portfolios out of NTI’s management fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In addition to the fee waivers and expense reimbursements disclosed in Note 3 and Note 4, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio level expenses of a Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2014, NTI reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses, in order to avoid a negative yield, for the Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statements of Operations. The amounts outstanding at May 31, 2014 were $1,769,000, $1,039,000, $259,000, $1,469,000, $1,751,000 and $411,000 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are included as part of “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

6. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 24, 2014, unless renewed.

During the six months ended May 31, 2014, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2014.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$64,629,161	$21	$(65,032,869)	$(403,687)
Treasury	49,516,287	18	(45,799,138)	3,717,167
Tax-Exempt	3,644,777	—	(3,628,809)	15,968
U.S. Government	37,293,587	2	(37,451,965)	(158,376)
U.S. Government Select	80,746,796	27	(80,577,969)	168,854
Municipal	12,740,545	5	(12,803,785)	(63,235)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$115,934,850	$54	$(115,798,641)	$136,263
Treasury	90,147,198	56	(88,603,335)	1,543,919
Tax-Exempt	7,639,010	—	(8,254,869)	(615,859)
U.S. Government	94,456,498	6	(94,739,533)	(283,029)
U.S. Government Select	154,065,567	55	(153,702,624)	362,998
Municipal	28,437,013	9	(28,048,710)	388,312

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$9,229	$ —	$(9,452)	$(223)
Tax-Exempt	5,246	—	(5,695)	(449)
U.S. Government	36,491	—	(35,641)	850
U.S. Government Select	272,443	—	(280,932)	(8,489)
Municipal	56,830	—	(51,321)	5,509

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$32,173	$ —	$(37,347)	$(5,174)
Tax-Exempt	16,859	—	(16,555)	304
U.S. Government	83,437	—	(84,954)	(1,517)
U.S. Government Select	636,911	—	(709,011)	(72,100)
Municipal	118,259	—	(117,264)	995

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

8. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Diversified Assets Portfolio (the “Portfolio”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which makes amendments to the guidance in Accounting Standards Codification (ASC) 860 on accounting for certain repurchase agreements (“repos”). The ASU (1) requires entities to account for repurchase-to-maturity transactions as secured borrowings (rather than as sales with forward repurchase agreements), (2) eliminates accounting guidance on linked repurchase financing transactions, and (3) expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers (specifically, repos, securities lending transactions, and repurchase-to-maturity transactions) accounted for as secured borrowings. The effective date of ASU 2014-11 is for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this ASU and the impact it will have to the financial statement amounts and footnote disclosures, if any.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted in Note 3 — Advisory, Transfer Agency and Custodian Agreements.

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

SHAREHOLDER MEETING RESULTS	MAY 31, 2014 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds was held on May 19, 2014 and reconvened on June 23, 2014, at the office of Northern Trust Investments, Inc. 50 South LaSalle Street, Chicago, Illinois. At the meetings the following matters were voted upon by the shareholders of Northern Institutional Funds for the election of Trustees; by shareholders of a Portfolio for the approval of a new management agreement; and by shareholders of the Treasury Portfolio for the approval of a change to the Portfolio’s investment objective (the resulting votes are presented below):

1.	Election of nine Trustees of Northern Institutional Funds

NOMINEE	AFFIRMATIVE	WITHHELD
William L. Bax	25,609,225,413	646,171,928
Edward J. Condon, Jr.	25,629,898,280	625,499,061
Mark G. Doll	25,726,689,401	528,707,940
Sandra Polk Guthman	25,698,764,285	556,633,056
Cynthia R. Plouché	25,703,539,455	551,857,886
Stephen N. Potter	25,747,367,470	508,029,871
Mary Jacobs Skinner	25,748,683,689	506,713,652
Richard P. Strubel	25,614,687,608	640,709,733
Casey J. Sylla	25,657,928,083	597,469,258

2.	To approve a new management agreement, included with the Proxy Statement for the meeting, between each Portfolio and its investment adviser, to provide each Portfolio with investment advisory and administration services under a single agreement and fee structure.

Fund	AFFIRMATIVE	AGAINST	ABSTAIN
Diversified Assets Portfolio	5,811,731,346	4,535,238	24,890,500
Tax-Exempt Portfolio	773,601,677	443,880	0
Treasury Portfolio	6,223,083,903	433,784,297	18,788,398

The U.S. Government, U.S. Government Select and Municipal Portfolios adjourned the meeting for the above proposal.

3.	To approve a change to the investment objective of the Treasury Portfolio of Northern Institutional Funds to provide that the Portfolio will invest its net assets, under normal circumstances, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

Fund	FOR	AGAINST	ABSTAIN
Treasury Portfolio	4,934,034,919	1,730,201,064	11,420,615

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/13 - 5/31/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.13	$0.81
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.13	$0.81

TREASURY PORTFOLIO

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.06%	$1,000.00	$1,000.10	$0.30
Hypothetical**	0.06%	$1,000.00	$1,024.63	$0.30

TAX EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.48	$0.45
SERVICE SHARES
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.48	$0.45

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50
SERVICE SHARES
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.48	$0.45
SERVICE SHARES
Actual	0.09%	$1,000.00	$1,000.10	$0.45
Hypothetical**	0.09%	$1,000.00	$1,024.48	$0.45

MUNICIPAL MONEY MAKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.53	$0.40
SERVICE SHARES
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.53	$0.40

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2014. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT AND CURRENT INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios at regularly scheduled meetings held during the Portfolios’ fiscal year.

The NIF Trustees, including a majority of the Trustees who are not parties to the Management Agreement (“NIF Management Agreement”) or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the NIF Management Agreement on February 14, 2014 (“NIF Contract Meeting”) and recommended that shareholders of each Portfolio approve the NIF Management Agreement. The NIF Management Agreement is subject to shareholder approval. The following Portfolios’ shareholders have approved the NIF Management Agreement: Diversified Assets Portfolio, Tax Exempt Portfolio and Treasury Portfolio. The U.S. Government, U.S. Government Select and Municipal Portfolios’ shareholders have not yet approved the NIF Management Agreement because of a lack of quorum at the shareholder meetings. Accordingly, at a meeting of the Board of Trustees of Northern Institutional Funds held on May 22, 2014 (the “May 2014 Meeting”), the NIF Trustees, including a majority of the NIF Independent Trustees, approved the then current Investment Advisory Agreement (“NIF Advisory Agreement) for the U.S. Government, U.S. Government Select and Municipal Portfolios to be effective until shareholders of those Portfolios have approved the Management Agreement.

All Portfolios – Approval of Management Agreement

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meeting. At the NIF Contract Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolios; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolios; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolios’ total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolios compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolios. In evaluating the NIF Management Agreement for each of the Portfolios, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by NTI and its affiliates. These services include acting as the Portfolios’ administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolios. They noted NTI’s enhancements to the pricing and Portfolio accounting systems made during the year and other investments in technology. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect

MONEY MARKET PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to support the Portfolios. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The NIF Trustees considered the investment performance of the Portfolios. They first considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Portfolios that had been in existence for the applicable periods, the Trustees received information on their investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that each Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolios’ contractual management fee rates; the Portfolios’ total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In this regard, the NIF Trustees considered that the proposed management fees for the Portfolios would be, in all cases, lower than the current combined advisory and administration fees, and that the total annual Portfolio operating expenses before reimbursements would be lower than under the current advisory and administration agreements. But the NIF Trustees also considered that net expenses paid by the shareholders would be the same as under the current advisory and administration agreements. In this regard, NIF Trustees took into account that the aggregate fees payable to NTI for advisory and administration services, as well as the contractual fee waivers and reimbursements by NTI would be reduced.

The NIF Trustees reviewed information on the proposed management fee rates under the NIF Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees considered that each of the Portfolios’ total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, except for the Diversified Assets, U.S. Government and Treasury Portfolios, which were slightly above the median.

The NIF Trustees also reviewed information comparing the Portfolios’ proposed management fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. They noted that there were not applicable comparisons for the Municipal and Tax-Exempt Portfolios. For the other Portfolios where there were applicable comparisons, the NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the NIF Trustees considered the amount of assets in the Portfolios; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolios may be sharing in economies of scale through the level at which their management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Portfolios’ shareholders had other

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT continued

client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to all of the Portfolios that the management fees to be paid by the Portfolios were reasonable in light of the services provided by NTI, its costs and the Portfolios’ asset levels, and that the NIF Management Agreement should be approved.

U.S. Government, U.S. Government Select and Municipal Portfolios – Approval of Investment Advisory Agreement

As discussed above, the U.S. Government, U.S. Government Select and Municipal Portfolios’ shareholders have not approved the NIF Management Agreement. Accordingly, the NIF Trustees, including a majority of the NIF Independent Trustees, approved the NIF Advisory Agreement at the May 2014 Meeting to remain effective for these Portfolios until shareholders approve the NIF Management Agreement.

The NIF Trustees received written materials and verbal presentations relating to the NIF Advisory Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Advisory Agreement at its meeting. At the May 2014 Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the May 2014 Meeting without employees of NTI present.

In evaluating the NIF Advisory Agreement at the May 2014 Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings, including the NIF Contract Meeting, and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolios; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolios; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual advisory fees and the Portfolios’ total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the advisory fees charged to the Portfolios compared to the advisory fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolios. In evaluating the NIF Advisory Agreement for the U.S. Government, U.S. Government Select and Municipal Portfolios, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by NTI and its affiliates. These services include acting as the Portfolios’ administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolios. They noted NTI’s enhancements to the pricing and Portfolio accounting systems made during the year and other investments in technology. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to support the Portfolios. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2014 (UNAUDITED)

Performance

The NIF Trustees considered the investment performance of the Portfolios. They first considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees received information on their investment performance for one, two, three, four, five and ten years, as applicable, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolios to the performance of other SEC registered funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that each Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios.

The NIF Trustees reviewed information on the advisory fee rates under the NIF Advisory Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees considered that each of the Portfolios’ total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, except for the U.S. Government Portfolio, which was slightly above the median.

The NIF Trustees also reviewed information on the Portfolio’s advisory fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. They noted that there were not applicable comparisons for the Municipal Portfolio. For the other Portfolios where there were applicable comparisons, the NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

In addition, the NIF Trustees considered the amount of assets in the Portfolios; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to NTI

The NIF Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The NIF Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the U.S. Government, U.S. Government Select and Municipal Portfolios that the advisory fees paid by the Portfolios were reasonable in light of the services provided by NTI, its costs and the Portfolios’ asset levels, and that the NIF Advisory Agreement should be approved to be effective until, the Portfolios’ shareholders approved the NIF Management Agreement.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO

13	ABBREVIATIONS AND OTHER INFORMATION

14	NOTES TO THE FINANCIAL STATEMENTS

19	SHAREHOLDER MEETING RESULTS

20	FUND EXPENSES

21	APPROVAL OF ADVISORY AGREEMENT

28	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2014 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$3,403,277
Repurchase agreements, at cost which approximates fair value	117,761
Cash	2,182
Interest income receivable	2,742
Receivable for fund shares sold	14,761
Receivable from affiliates for expense reimbursements	200
Prepaid and other assets	51
Total Assets	3,540,974
LIABILITIES:
Payable for securities purchased	241,436
Payable for fund shares redeemed	5
Distributions payable to shareholders	53
Payable to affiliates:
Investment advisory fees	279
Administration fees	279
Custody and accounting fees	43
Transfer agent fees	3
Trustee fees	22
Accrued other liabilities	51
Total Liabilities	242,171
Net Assets	$3,298,803
ANALYSIS OF NET ASSETS:
Capital stock	$3,298,728
Accumulated undistributed net investment income	21
Accumulated undistributed net realized gain	54
Net Assets	$3,298,803
Net Assets:
Shares	$3,060,170
Service Shares	38,829
GFS Shares	199,804
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	3,060,122
Service Shares	38,805
GFS Shares	199,800
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$2,738
Total Investment Income	2,738
EXPENSES:
Investment advisory fees	2,468
Administration fees	1,645
Custody and accounting fees	197
Transfer agent fees	22
Registration fees	45
Printing fees	17
Professional fees	30
Trustee fees	27
Other	48
Total Expenses	4,499
Less waivers of investment advisory fees	(823)
Less expenses reimbursed by administrator	(1,178)
Less custodian credits	(2)
Net Expenses	2,496
Net Investment Income	242
NET REALIZED GAINS:
Net realized gains on:
Investments	54
Net Gains	54
Net Increase in Net Assets Resulting from Operations	$296

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2013

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2014	2013
OPERATIONS:
Net investment income	$242	$2,546
Net realized gains on:
Investments	54	105
Net Increase in Net Assets Resulting from Operations	296	2,651
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(376,263)	(254,458)
Net increase (decrease) in net assets resulting from Service Shares transactions	1,969	(16,524)
Net increase (decrease) in net assets resulting from GFS Shares transactions	(52,198)	113,352
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(426,492)	(157,630)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(242)	(2,477)
Total Distributions to Shares Shareholders	(242)	(2,477)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(2)	(28)
Total Distributions to Service Shares Shareholders	(2)	(28)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(18)	(104)
Total Distributions to GFS Shares Shareholders	(18)	(104)
Total Decrease in Net Assets	(426,458)	(157,588)
NET ASSETS:
Beginning of period	3,725,261	3,882,849
End of period	$3,298,803	$3,725,261
Accumulated Undistributed Net Investment Income	$21	$41

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized and unrealized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.06%	0.08%	0.09%	0.15%	0.43	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,060,170	$3,436,400	$3,690,819	$3,350,343	$4,720,135	$4,484,188
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.18	%(5)
Expenses, before waivers, reimbursements and credits	0.27%	0.27%	0.28%	0.27%	0.27%	0.31%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.06%	0.07%	0.08%	0.15%	0.33%
Net investment income (loss), before waivers, reimbursements and credits	(0.10)%	(0.06)%	(0.06)%	(0.04)%	0.03%	0.20%

			SERVICE
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)	2009(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized and unrealized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
From net realized gains	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.05%	0.07%	0.02%	0.02%	0.20	%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$38,829	$36,860	$53,383	$52,432	$61,463	$91,155
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.16%	0.16%	0.15%	0.22%	0.28%	0.43	%(5)
Expenses, before waivers, reimbursements and credits	0.28%	0.28%	0.31%	0.53%	0.53%	0.57%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.05%	0.07%	0.01%	0.02%	0.08%
Net investment loss, before waivers, reimbursements and credits	(0.11)%	(0.07)%	(0.09)%	(0.30)%	(0.23)%	(0.06)%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.67% and 0.31% for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $974,000 and $40,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR FISCAL YEARS OR PERIODS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2014(1)	2013(1)	2012(1)	2011(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	—	—	—	—
Net realized gains	—	—	—	—
Total from Investment Operations	—	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	—	—	—	—
From net realized gains	—	—	—	—
Total Distributions Paid	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.01%	0.06%	0.08%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$199,804	$252,001	$138,647	$78,329
Ratio to average net assets of:(4)
Expenses, net of waivers and reimbursements	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers and reimbursements	0.27%	0.27%	0.28%	0.27%
Net investment income, net of waivers and reimbursements	0.02%	0.06%	0.07%	0.04%
Net investment loss, before waivers and reimbursements	(0.10)%	(0.06)%	(0.06)%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains and distributions from net investment income were less than $0.01 per share.
(2)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for period less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 2.7%

ABS Other – 2.7%

Bedford Row Funding Corp., 0.32%, 9/15/14	$6,000	$5,994
0.30%, 10/20/14	11,000	10,987

Kells Funding LLC, 0.21%, 8/8/14(1)	5,000	4,998
0.22%, 8/28/14(1)	10,010	10,005
0.22%, 9/8/14(1)	17,830	17,819

Ridgefield Funding Co. LLC, 0.16%, 6/18/14(1)(2)	14,000	13,999

Victory Receivables Corp., 0.16%, 6/4/14(1)	24,650	24,650
		88,452
Total ABS Commercial Paper
(Cost $88,452)		88,452

ASSET-BACKED SECURITIES – 1.4%

ABS Other – 0.5%

Volvo Financial Equipment LLC, Series 2014-1A, Class A1, 0.21%, 3/16/15(1)	14,903	14,903

Car Loan – 0.9%

Fifth Third Auto Trust, Series 2014-1, Class A1, 0.20%, 3/16/15	15,788	15,788

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 4/15/15	15,340	15,340

		31,128
Total Asset-Backed Securities
(Cost $46,031)		46,031

CERTIFICATES OF DEPOSIT – 28.0%

Banking – 28.0%

Bank of America N.A., 0.17%, 7/21/14	26,000	26,000

Bank of America N.A., New York Branch, 0.26%, 9/8/14	25,000	25,000
0.26%, 9/25/14	5,000	5,000
0.25%, 11/24/14	8,000	8,000

Bank of Montreal, Chicago Branch, 0.18%, 6/11/14	14,540	14,540
0.18%, 6/19/14	13,000	13,000
0.17%, 8/6/14	15,940	15,940

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 28.0% – continued

Banking – 28.0% – continued

Bank of Nova Scotia, Houston Branch, 0.26%, 6/3/14	$11,485	$11,485

Bank of Nova Scotia, Houston, 0.21%, 6/2/14, FRCD(3)	5,000	5,000
0.27%, 6/2/14, FRCD(3)	26,000	26,000
0.23%, 7/8/14, FRCD(3)	7,000	7,000
0.22%, 11/13/14	14,195	14,195

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.20%, 6/24/14	15,000	15,000
0.25%, 7/8/14	23,000	23,000
0.24%, 11/17/14	25,675	25,675

BMO Harris Bank N.A., 0.19%, 8/15/14	6,220	6,220

BNP Paribas S.A., Chicago Branch, 0.22%, 6/10/14	18,000	18,000

Branch Banking and Trust Co., 0.17%, 7/28/14	16,000	16,000

Canadian Imperial Bank of Commerce, 0.24%, 6/2/14, FRCD(3)	8,000	8,000

Citibank N.A., New York Branch, 0.16%, 8/1/14	25,000	25,000
0.25%, 12/1/14	26,000	26,000

Commonwealth Bank of Australia, London, 0.24%, 6/24/14, FRCD(3)	13,000	13,000
0.22%, 8/7/14, FRCD(3)	17,000	17,000
0.18%, 9/12/14	16,000	16,000

DNB Nor Bank ASA, New York Branch, 0.18%, 6/9/14	16,000	16,000
0.16%, 7/31/14	16,165	16,165

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 7/17/14, FRCD(3)	23,000	23,000

Mitsubishi UFJ Trust & Banking Corp., 0.22%, 6/9/14	13,000	13,000

Mizuho Bank Ltd., New York Branch, 0.22%, 6/2/14	6,260	6,260
0.20%, 6/23/14	18,790	18,790

National Australia Bank Ltd., London, 0.24%, 6/9/14, FRCD(3)	20,000	20,000

Nordea Bank Finland PLC, New York, 0.16%, 6/27/14	27,000	27,000
0.18%, 9/16/14	14,155	14,155

Norinchukin Bank, New York Branch, 0.21%, 6/9/14	13,000	13,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 28.0% – continued

Banking – 28.0% – continued

Oversea-Chinese Banking Corp., 0.20%, 7/8/14	$15,000	$15,000
0.20%, 7/29/14	48,000	48,000

Rabobank Nederland, New York Branch, 0.19%, 6/9/14, FRCD(3)	26,695	26,694

Rabobank Nederland, New York, 0.25%, 6/2/14, FRCD(3)	10,555	10,557

Royal Bank of Canada, New York, 0.26%, 6/2/14, FRCD(3)	14,100	14,100
0.23%, 6/16/14, FRCD(3)	10,000	10,000
0.15%, 6/18/14, FRCD(3)	20,000	20,000
0.18%, 6/18/14, FRCD(3)	16,000	16,000

Skandinaviska Enskilda Banken AB, New York, 0.16%, 8/1/14	16,300	16,300

Sumitomo Mutsui Bank, New York, 0.25%, 8/11/14	20,640	20,640

Toronto Dominion Bank, New York, 0.23%, 7/15/14, FRCD(3)	6,000	6,000
0.22%, 8/6/14, FRCD(3)	23,000	23,000
0.16%, 8/13/14	25,000	25,000

U.S. Bank N.A., Minneapolis 0.10%, 6/18/14	22,105	22,105

Wells Fargo Bank N.A., 0.22%, 6/2/14, FRCD(3)	13,785	13,785
0.25%, 6/2/14, FRCD(3)	15,495	15,495
0.22%, 6/5/14, FRCD(3)	14,500	14,502
0.22%, 6/16/14, FRCD(3)	14,000	14,000
0.21%, 9/8/14	15,000	15,000
0.21%, 11/3/14	25,000	25,000

Westpac Banking Corp., New York, 0.27%, 8/26/14, FRCD(3)	7,000	7,000
		925,603
Total Certificates of Deposit
(Cost $925,603)		925,603

COMMERCIAL PAPER – 12.0%

Banking – 8.7%

Australia and New Zealand Banking Group, 0.23%, 8/18/14(1)(3)	20,000	20,000

Bank of Nova Scotia, New York Branch, 0.19%, 6/26/14	13,975	13,973

Commonwealth Bank of Australia, 0.18%, 6/2/14(1)(3)	34,675	34,675

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 12.0% – continued

Banking – 8.7% – continued
0.23%, 6/16/14(1)(3)	$11,695	$11,695

DBS Bank Ltd., 0.23%, 10/1/14(1)	13,295	13,285

DNB Bank ASA, 0.18%, 6/4/14(1)	23,550	23,550

JP Morgan Securities LLC, 0.23%, 11/12/14	10,000	9,990
0.23%, 11/17/14(1)(2)	10,585	10,574

Nordea Bank AB, 0.18%, 6/26/14(1)	24,000	23,997
0.19%, 9/22/14(1)(2)	10,000	9,994

Oversea-Chinese Banking Corp., 0.25%, 9/17/14	6,680	6,675

Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14(1)(2)	19,560	19,552

United Overseas Bank Ltd., 0.21%, 8/4/14(1)	20,575	20,567
0.22%, 10/6/14(1)(2)	16,470	16,457

United Overseas Bank Ltd., Singapore, 0.17%, 8/8/14(1)(2)	12,735	12,731

Westpac Banking Corp., 0.30%, 7/8/14(1)(3)	18,000	18,007

Westpac Banking Corp., New York, 0.24%, 6/18/14(1)(3)	10,000	10,000
0.26%, 7/11/14(1)	12,000	12,000
		287,722

Consumer Products – 0.9%

Procter & Gamble (The) Co., 0.14%, 6/9/14(1)	28,125	28,124

Food and Beverage – 0.3%

Coca-Cola (The) Co., 0.14%, 8/11/14(1)	10,505	10,502

Foreign Agencies – 2.1%

Caisse Des Depots Et Consignations, 0.19%, 6/9/14(1)	8,330	8,330

Nederlandse Waterschapsbank N.V., 0.17%, 7/7/14(1)	11,885	11,883

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 12.0% – continued

Foreign Agencies – 2.1% – continued

Oesterreich Kontrollbank, 0.18%, 9/10/14	$29,015	$29,000
0.18%, 9/22/14	20,095	20,084
		69,297
Total Commercial Paper
(Cost $395,645)		395,645

CORPORATE NOTES/BONDS – 7.4%

Automotive – 1.2%

American Honda Finance Corp., 0.23%, 6/12/14, FRN(3)	15,255	15,255

Toyota Motor Credit Corp., 0.23%, 7/14/14, FRN(3)	22,795	22,795
		38,050

Consumer Products – 0.6%

Kimberly-Clark Corp., 4.17%, 12/19/14(1)	18,145	18,540

Food and Beverage – 0.6%

Coca-Cola (The) Co., 0.75%, 3/13/15	20,000	20,077

Foreign Agencies – 1.9%

Export Development Canada, 0.13%, 6/2/14, FRN(1)(3)	20,000	20,000
0.14%, 6/2/14, FRN(1)(3)	15,000	15,000
0.13%, 6/13/14, FRN(1)(2)(3)	10,000	10,000

KFW, 0.16%, 6/2/14, FRN(3)	19,000	19,000
		64,000

Metals and Mining – 0.3%

BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	9,530	9,582

Retailers – 0.6%

Wal-Mart Stores, 5.40%, 6/1/14, FRN	20,000	20,000

Supranational – 2.2%

International Bank for Reconstruction & Development, 0.11%, 6/2/14, FRN(3)	20,000	20,000
0.14%, 6/2/14, FRN(3)	19,000	18,999
0.16%, 6/2/14, FRN(3)	24,600	24,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 7.4% – continued

Supranational – 2.2% – continued

International Finance Corp., 0.16%, 6/2/14, FRN(3)	$9,000	$9,000
		72,599
Total Corporate Notes/Bonds
(Cost $242,848)		242,848

EURODOLLAR TIME DEPOSITS – 27.2%

Banking – 27.2%

Australia and New Zealand Banking, 0.08%, 6/2/14	35,250	35,250

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/2/14	83,630	83,630
0.12%, 6/3/14	81,675	81,675
0.12%, 6/4/14	82,000	82,000

Barclays Bank PLC, London Branch, 0.09%, 6/2/14	80,000	80,000

DBS Bank Ltd., Singapore Branch, 0.18%, 6/6/14	25,000	25,000

Den Norske Bank, Grand Cayman, 0.06%, 6/2/14	50,000	50,000

HSBC Holdings PLC, Paris Branch, 0.11%, 6/2/14	72,600	72,600
0.11%, 6/3/14	63,000	63,000

Nordea Bank, Grand Cayman, 0.05%, 6/2/14	100,000	100,000

Skandinaviska Enskilda Banken AB, 0.06%, 6/2/14	125,000	125,000

Svenska Handelsbanken, Cayman Islands, 0.06%, 6/2/14	100,000	100,000
		898,155
Total Eurodollar Time Deposits
(Cost $898,155)		898,155

MEDIUM TERM NOTES – 0.5%

Non Captive Diversified – 0.5%

General Electric Capital Corp., 5.50%, 6/4/14	5,000	5,002
5.65%, 6/9/14	8,860	8,870
2.15%, 1/9/15	4,600	4,653
		18,525
Total Medium Term Notes
(Cost $18,525)		18,525

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 10.7%(4)

Federal Farm Credit Bank – 2.3%

FFCB Bond, 0.16%, 8/12/14	$15,000	$14,999

FFCB Discount Notes, 0.11%, 8/13/14	5,000	4,999
0.08%, 12/5/14	10,000	9,996
0.11%, 4/7/15	10,000	9,991

FFCB FRN, 0.09%, 6/2/14(3)	10,000	10,000
0.15%, 6/2/14(3)	10,000	9,999
0.18%, 6/2/14(3)	15,000	15,003
		74,987

Federal Home Loan Bank – 7.1%

FHLB Bonds, 0.12%, 6/9/14	22,960	22,960
0.18%, 8/5/14	9,055	9,055
0.13%, 8/15/14	15,310	15,308
0.17%, 12/11/14	16,065	16,062

FHLB Discount Notes, 0.05%, 6/5/14	25,000	25,000
0.10%, 1/28/15	5,000	4,997

FHLB FRN, 0.24%, 6/2/14(3)	55,000	55,000
0.11%, 6/5/14(3)	10,000	10,000
0.14%, 6/11/14(3)	20,000	19,997
0.11%, 6/18/14(3)	10,000	10,000
0.10%, 6/20/14(3)	37,000	36,994
0.13%, 8/1/14	10,000	10,000
		235,373

Federal Home Loan Mortgage Corporation – 0.3%

FHLMC Discount Note, 0.16%, 11/18/14	10,000	9,992

Federal National Mortgage Association – 1.0%

FNMA FRN, 0.12%, 6/5/14(3)	15,000	14,997
0.14%, 6/21/14(3)	17,000	17,007
		32,004
Total U.S. Government Agencies
(Cost $352,356)		352,356

U.S. GOVERNMENT OBLIGATIONS – 3.1%

U.S. Treasury Bills – 1.5%
0.14%, 6/26/14	15,000	14,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 3.1% – continued

U.S. Treasury Bills – 1.5% – continued
0.13%, 1/8/15	$20,000	$19,984
0.13%, 3/5/15	13,220	13,207
		48,189

U.S. Treasury Floating Rate Notes – 1.0%
0.09%, 6/2/14(3)	33,812	33,813

U.S. Treasury Notes – 0.6%
0.13%, 7/31/14	12,000	11,999
0.25%, 9/15/14	9,000	9,001
		21,000
Total U.S. Government Obligations
(Cost $103,002)		103,002

MUNICIPAL INVESTMENTS – 10.1%

Alaska – 1.5%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.05%, 6/9/14	50,760	50,760

California – 2.1%

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.04%, 6/9/14	29,600	29,600

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, 0.04%, 6/9/14	39,000	39,000
		68,600

Florida – 0.0%

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.05%, 6/9/14	900	900

Illinois – 2.0%

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B, 0.07%, 6/9/14	34,450	34,450

State of Illinois G.O. Unlimited VRDB, Series B-3, 0.06%, 6/9/14	31,000	31,000
		65,450

Nevada – 1.8%

County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien, 0.05%, 6/9/14	59,005	59,005

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 10.1% – continued

Texas – 2.7%

Gulf Coast IDA Revenue VRDB, Exxon Mobil Project, 0.06%, 6/2/14	$37,000	$37,000

Texas State TRANS, 2.00%, 8/28/14	20,855	20,945

University of Texas Financing System Revenue VRDB, Series B, 0.03%, 6/9/14	30,000	30,000
		87,945
Total Municipal Investments
(Cost $332,660)		332,660

Investments, at Amortized Cost
($3,403,277)		3,403,277

REPURCHASE AGREEMENTS – 3.6%

Joint Repurchase Agreements – 1.2%(5)

Bank of America Securities LLC, dated 5/30/14, repurchase price $13,254 0.04%, 6/6/14	13,254	13,254

Morgan Stanley & Co., Inc., dated 5/30/14, repurchase price $13,254 0.07%, 6/6/14	13,254	13,254

Societe Generale, New York Branch, dated 5/30/14, repurchase price $13,253 0.06%, 6/6/14	13,253	13,253
		39,761

Repurchase Agreements – 2.4%(6)

JPMorgan Securities LLC, dated 5/30/14,repurchase price $63,020 0.48%, 8/30/14	63,000	63,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 3.6% – continued

Repurchase Agreements – 2.4%(6) – continued

SG Americas Securities LLC, dated 5/30/14, repurchase price $15,000 0.21%, 6/2/14	$15,000	$15,000
		78,000
Total Repurchase Agreements
(Cost $117,761)		117,761

Total Investments – 106.7%
(Cost $3,521,038) (7)		3,521,038

Liabilities less Other Assets – (6.7)%		(222,235)
NET ASSETS – 100.0%		$3,298,803

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2014, the value of these restricted illiquid securities amounted to approximately $93,307,000 or 2.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Export Development Canada, 0.13%, 6/13/14	5/6/14	$10,000
JP Morgan Securities LLC, 0.23%, 11/17/14	5/19/14	10,573
Nordea Bank AB, 0.19%, 9/22/14	5/20/14	9,993
Ridgefield Funding Co. LLC, 0.16%, 6/18/14	5/16/14	13,998
Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14	5/7/14	19,549
United Overseas Bank Ltd., 0.22%, 10/6/14	5/5/14	16,455
United Overseas Bank Ltd., Singapore, 0.17%, 8/8/14	5/8/14	12,730

(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2014 (UNAUDITED)

(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,807	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$33,590	0.13% – 2.63%	6/30/14 – 1/15/24
Total	$40,397

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$83,460	1.25% – 8.75%	2/27/15 – 8/15/41

(7)	The cost for federal income tax purposes was $3,521,038.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	34.0%
2 - 15 Days	25.4
16 - 30 Days	9.2
31 - 60 Days	7.0
61 - 97 Days	10.6
98 - 180 Days	9.5
181 - 270 Days	3.1
271 - 366 Days	1.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio	$–	$3,521,038	(1)	$–	$3,521,038

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities	FRN	Floating Rate Notes
FFCB	Federal Farm Credit Bank	G.O.	General Obligation
FHLB	Federal Home Loan Bank	IDA	Industrial Development Authority
FHLMC	Federal Home Loan Mortgage Corporation	TRANS	Tax and Revenue Anticipation Notes
FNMA	Federal National Mortgage Association	VRDB	Variable Rate Demand Bonds
FRCD	Floating Rate Certificates of Deposit

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer four classes of shares: Shares, Service Shares, Premier Shares and GFS Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2014, Shares, Service Shares and GFS Shares were outstanding. Premier Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) for each class of shares of the Portfolio is calculated on each Business Day as of 2:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2014 (UNAUDITED)

portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2014, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2014, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Prime Obligations	Bank of America	$13,254	$(13,254)	$—
	Morgan Stanley & Co.	13,254	(13,254)	—
	Societe Generale	13,253	(13,253)	—
	JPMorgan	63,000	(63,000)	—
	SG Americas	15,000	(15,000)	—
	Total	$117,761	$(117,761)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio.

At November 30, 2013, the Portfolio reclassified approximately $105,000 from undistributed net investment income to accumulated undistributed net realized gains.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2013.

At November 30, 2013, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$104

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2013	2012
Prime Obligations	$2,890	$2,255

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, NTI is entitled to receive an advisory fee, computed daily and payable monthly at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. NTI has contractually agreed to waive 0.05 percent of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2015. The contractual waiver will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by NTI for the six months ended May 31, 2014, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class and GFS Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2014, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES	GFS SHARES
Prime Obligations	$20	$2	$ —

Certain amounts of transfer agent fees were reimbursed to the Portfolio by the investment adviser. For further information, please refer to Note 5.

As compensation for custody and accounting services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Board without shareholder approval, NTI, as Administrator, has contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries,

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2014 (UNAUDITED)

expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2015 to reimburse an additional portion of the Portfolio’s Expenses so that the Portfolio’s Expenses do not exceed 0.05 percent of its average daily net assets. The expense reimbursement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2014, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2014, is approximately $200,000 and is shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In addition to the fee waivers and expense reimbursements disclosed in Note 3 and Note 4, in order to avoid a negative yield, NTI may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2014, NTI reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses in order to avoid a negative yield, for the Portfolio. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI were less than $500 for the six months ended May 31, 2014. Any such reimbursement is paid monthly to the Portfolio by NTI.

6. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 24, 2014, unless renewed.

During the six months ended May 31, 2014, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2014.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$6,622,962	$26	$(6,999,251)	($376,263)

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Service Shares	$57,664	$—	$(55,695)	$1,969
GFS Shares	1,040,709	—	(1,092,907)	(52,198)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$21,966,908	$574	$(22,221,940)	$(254,458)
Service Shares	149,147	—	(165,671)	(16,524)
GFS Shares	2,209,215	—	(2,095,863)	113,352

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which makes amendments to the guidance in Accounting Standards Codification (ASC) 860 on accounting for certain repurchase agreements (“repos”). The ASU (1) requires entities to account for repurchase-to-maturity transactions as secured borrowings (rather than as sales with forward repurchase agreements), (2) eliminates accounting guidance on linked repurchase financing transactions, and (3) expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers (specifically, repos, securities lending transactions, and repurchase-to-maturity transactions) accounted for as secured borrowings. The effective date of ASU 2014-11 is for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this ASU and the impact it will have to the financial statement amounts and footnote disclosures, if any.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

SHAREHOLDER MEETING RESULTS	MAY 31, 2014 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds was held on May 19, 2014, and reconvened on June 23, 2014, at the office of Northern Trust Investments, Inc. 50 South LaSalle Street, Chicago, Illinois. At the meeting the following matter was voted upon by the shareholders of Northern Institutional Funds for the election of Trustees (the resulting vote is presented below):

1.	Election of nine Trustees of Northern Institutional Funds

NOMINEE	AFFIRMATIVE	WITHHELD
William L. Bax	25,609,225,413	646,171,928
Edward J. Condon, Jr.	25,629,898,280	625,499,061
Mark G. Doll	25,726,689,401	528,707,940
Sandra Polk Guthman	25,698,764,285	556,633,056
Cynthia R. Plouché	25,703,539,455	551,857,886
Stephen N. Potter	25,747,367,470	508,029,871
Mary Jacobs Skinner	25,748,683,689	506,713,652
Richard P. Strubel	25,614,687,608	640,709,733
Casey J. Sylla	25,657,928,083	597,469,258

The Prime Obligations Portfolio adjourned the meeting with respect to the proposal to approve a new management agreement between the Portfolio and its investment adviser, to provide the Portfolio with advisory and administration services under a single agreement and fee structure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2014 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/13 - 5/31/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.13	$0.81
GFS SHARES
Actual	0.15%	$1,000.00	$1,000.10	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2014 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT AND CURRENT INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios at regularly scheduled meetings held during the Prime Obligations Portfolio’s (the “Portfolio”) fiscal year.

The NIF Trustees, including a majority of the Trustees who are not parties to the Management Agreement (“NIF Management Agreement”) or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the NIF Management Agreement on February 14, 2014 (“NIF Contract Meeting”) and recommended that shareholders of the Portfolio approve the NIF Management Agreement. The Portfolio’s shareholders have not yet approved the NIF Management Agreement because of a lack of quorum at the shareholder meetings. Accordingly, at a meeting of the Board of Trustees of Northern Institutional Funds held on May 22, 2014 (the “May 2014 Meeting”), the NIF Trustees, including a majority of the NIF Independent Trustees, approved the then current Investment Advisory Agreement (“NIF Advisory Agreement) for the Portfolio to be effective until shareholders of the Portfolio have approved the Management Agreement.

Approval of Management Agreement

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meeting. At the NIF Contract Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolio; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolio; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolio’s total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolios compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolio. In evaluating the NIF Management Agreement for the Portfolio, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by NTI and its affiliates. These services include acting as the Portfolio’s administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolio. They noted NTI’s enhancements to the pricing and Portfolio accounting systems made during the year and other investments in technology. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued

willingness to support the Portfolio. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The NIF Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The NIF Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The NIF Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that the Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolio’s contractual management fee rates; the Portfolio’s total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In this regard, the NIF Trustees considered that the proposed management fee for the Portfolio would be lower than the current combined advisory and administration fees, and that the total annual Portfolio operating expenses before reimbursements would be lower than under the current advisory and administration agreements. But the NIF Trustees also considered that net expenses paid by the shareholders would be the same as under the current advisory and administration agreements. In this regard, NIF Trustees took into account that the aggregate fees payable to NTI for advisory and administration services, as well as the contractual fee waivers and reimbursements by NTI would be reduced.

The NIF Trustees reviewed information on the proposed management fee rates under the NIF Management Agreement and the Portfolio’s total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees considered that each of the Portfolio’s total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median.

The NIF Trustees also reviewed information comparing the Portfolio’s proposed management fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. The NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the NIF Trustees considered the amount of assets in the Portfolio; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Portfolio. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The NIF Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolio may be sharing in economies of scale through the level at which its management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the Portfolio that the management fees to be paid by the Portfolio were reasonable in light of the

PRIME OBLIGATIONS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2014 (UNAUDITED)

services provided by NTI, its costs and the Portfolio’s asset levels, and that the NIF Management Agreement should be approved.

Approval of Investment Advisory Agreement

As discussed above, the Portfolio’s shareholders have not approved the NIF Management Agreement. Accordingly, the NIF Trustees, including a majority of the NIF Independent Trustees, approved the NIF Advisory Agreement at the May 2014 Meeting to remain effective for the Portfolio until shareholders approve the NIF Management Agreement.

The NIF Trustees received written materials and verbal presentations relating to the NIF Advisory Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Advisory Agreement at its meeting. At the May 2014 Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the May 2014 Meeting without employees of NTI present.

In evaluating the NIF Advisory Agreement at the May 2014 Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings, including the NIF Contract Meeting, and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual fund and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolio; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolio; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual advisory fees and the Portfolio’s total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the advisory fees charged to the Portfolio compared to the advisory fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolio. In evaluating the NIF Advisory Agreement for the Portfolio, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by NTI and its affiliates. These services include acting as the Portfolio’s administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolio. They noted NTI’s enhancements to the pricing and Portfolio accounting systems made during the year and other investments in technology. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The NIF Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The NIF Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other SEC registered funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and,

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2014 (UNAUDITED)

taking into account the low interest rate environment, that the Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolio’s contractual advisory fee rates; the Portfolio’s total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio.

The NIF Trustees reviewed information on the advisory fee rates under the NIF Advisory Agreement and the Portfolio’s total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees considered that the Portfolio’s total operating expense ratios after reimbursement of expenses was below its Lipper peer objective median.

The NIF Trustees also reviewed information on the Portfolio’s advisory fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. The NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the NIF Trustees considered the amount of assets in the Portfolio; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Portfolio. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to NTI

The NIF Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The NIF Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the May 2014 Meeting with respect to the Portfolio that the advisory fees paid by the Portfolio were reasonable in light of the services provided by NTI, its costs and the Portfolio’s asset levels, and that the NIF Advisory Agreement should be approved to be effective until the Portfolio’s shareholders approved the NIF Management Agreement.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

PRIME OBLIGATIONS PORTFOLIO	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

13	ABBREVIATIONS AND OTHER INFORMATION

14	NOTES TO THE FINANCIAL STATEMENTS

19	SHAREHOLDER MEETING RESULTS

20	FUND EXPENSES

21	APPROVAL OF MANAGEMENT AGREEMENT

23	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2014 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$2,004,422
Repurchase agreements, at cost which approximates fair value	127,160
Cash	2,511
Interest income receivable	897
Receivable for securities sold	260
Receivable from affiliated administrator	9
Prepaid and other assets	32
Total Assets	2,135,291
LIABILITIES:
Payable for securities purchased	149,510
Payable for fund shares redeemed	2,352
Distributions payable to shareholders	112
Accrued administration fees	175
Trustee fees	15
Accrued other liabilities	24
Total Liabilities	152,188
Net Assets	$1,983,103
ANALYSIS OF NET ASSETS:
Capital stock	$1,983,768
Accumulated undistributed net realized loss	(665)
Net Assets	$1,983,103
Total Shares Outstanding (no par value, unlimited shares authorized)	1,983,767
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,546
EXPENSES:
Investment advisory fees	2,320
Administration fees	928
Custody and accounting fees	115
Printing fees	10
Professional fees	25
Trustee fees	13
Other	8
Total Expenses	3,419
Less waivers of:
Investment advisory fees	(2,320)
Custody and accounting fees	(115)
Less expenses reimbursed by administrator	(51)
Net Expenses	933
Net Investment Income	613
NET REALIZED GAINS:
Net realized gains on:
Investments	13
Net Gains	13
Net Increase in Net Assets Resulting from Operations	$626

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2013

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2014	2013
OPERATIONS:
Net investment income	$613	$1,676
Net realized gains on:
Investments	13	45
Net Increase in Net Assets Resulting from Operations	626	1,721
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	293,688	409,580
Net Increase in Net Assets Resulting from Capital Share Transactions	293,688	409,580
DISTRIBUTIONS PAID:
From net investment income	(613)	(1,676)
Total Distributions Paid	(613)	(1,676)
Total Increase in Net Assets	293,701	409,625
NET ASSETS:
Beginning of period	1,689,402	1,279,777
End of period	$1,983,103	$1,689,402
Accumulated Undistributed Net Investment Income (Loss)	$–	$–

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2014 (UNAUDITED)
OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	– (1)	– (1)	0.01
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	– (2)	– (2)	–	(2)
Total from Investment Operations	–	–	–	–	–	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	– (3)	– (3)	(0.01)
Total Distributions Paid	–	–	–	–	–	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.03%	0.11%	0.12%	0.12%	0.19%	0.60	%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,983,103	$1,689,402	$1,279,777	$1,426,974	$1,155,944	$1,412,872
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.07%	0.10%	0.12%	0.11%	0.19%	0.52%
Net investment income (loss), before waivers, reimbursements and credits	(0.20)%	(0.17)%	(0.15)%	(0.16)%	(0.08)%	0.25%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 1.14% for the fiscal year ended November 30, 2009.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 7.3%

ABS Other – 7.3%

Barclays Bank PLC, 0.25%, 8/1/14(1)	$10,000	$9,996

Bedford Row Funding Corp., 0.32%, 9/15/14	3,000	2,997
0.30%, 10/20/14	5,000	4,994

Collateralized Commercial Paper II, 0.30%, 6/9/14(1)	6,805	6,804
0.29%, 7/14/14(1)	10,000	9,996
0.18%, 7/22/14(1)	8,000	7,998
0.25%, 11/24/14(1)(2)	15,000	14,982

Concord Minutemen Capital Co. LLC, Class A, 0.20%, 7/7/14(1)	19,295	19,291

Crown Point Capital Co. LLC, 0.20%, 7/7/14	20,000	19,996

Kells Funding LLC, 0.21%, 6/7/14(1)(3)	2,000	2,000
0.21%, 7/29/14(1)	8,000	7,997
0.20%, 7/30/14(1)	4,000	3,999
0.21%, 8/8/14(1)	13,000	12,995

Ridgefield Funding Co. LLC, 0.16%, 6/18/14(1)(2)	6,000	6,000

Victory Receivables Corp., 0.16%, 6/4/14(1)	15,435	15,435
		145,480
Total ABS Commercial Paper
(Cost $145,480)		145,480

ASSET-BACKED SECURITIES – 1.7%

ABS Other – 0.8%

John Deere Owner Trust, Series 2014-A, Class A1, 0.20%, 5/15/15	14,783	14,783

Car Loan – 0.9%

Fifth Third Auto Trust, Series 2014-1, Class A1, 0.20%, 3/16/15	4,019	4,019

Ford Credit Auto Owner Trust, Series 2014-A, Class A1, 0.23%, 1/15/15(1)	811	811

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.7% – continued

Car Loan – 0.9% – continued

Mercedes Benz Auto Lease Trust, Series 2014-A, Class A1, 0.20%, 4/15/15	$13,806	$13,806
		18,636
Total Asset-Backed Securities
(Cost $33,419)		33,419

CERTIFICATES OF DEPOSIT – 33.0%

Banking – 33.0%

Bank of America N.A., 0.17%, 7/21/14	15,000	15,000

Bank of America N.A., New York Branch, 0.21%, 7/1/14	15,000	15,000
0.25%, 11/24/14	11,000	11,000

Bank of Montreal, Chicago Branch, 0.18%, 6/11/14	8,170	8,170
0.18%, 6/19/14	8,000	8,000
0.17%, 8/6/14	10,055	10,055

Bank of Nova Scotia, Houston, 0.27%, 6/2/14, FRCD(3)	14,000	14,000
0.22%, 11/13/14	8,785	8,785

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.25%, 7/8/14	12,000	12,000
0.19%, 7/23/14	19,000	19,000
0.24%, 11/17/14	2,440	2,440

Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.25%, 8/11/14	5,000	5,000

BMO Harris Bank N.A., 0.19%, 8/15/14	3,995	3,995

Branch Banking and Trust Co./Wilson, 0.17%, 7/28/14	10,000	10,000

Canadian Imperial Bank of Commerce, 0.24%, 6/2/14, FRCD(3)	4,000	4,000

Citibank N.A., New York Branch, 0.16%, 8/1/14	5,000	5,000
0.25%, 9/2/14	19,000	19,000
0.24%, 9/24/14	15,000	15,000
0.25%, 12/1/14	2,000	2,000

Commonwealth Bank of Australia, London, 0.24%, 7/8/14, FRCD(3)	9,000	9,000
0.22%, 8/7/14, FRCD(3)	10,000	10,000
0.18%, 9/12/14	10,000	10,000

DNB Nor Bank ASA, New York Branch, 0.18%, 6/9/14	10,000	10,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 33.0% – continued

Banking – 33.0% – continued
0.16%, 7/31/14	$10,570	$10,570

JPMorgan Chase Bank N.A., 0.26%, 7/17/14, FRCD(3)	800	800

JPMorgan Chase Bank N.A., New York Branch, 0.26%, 7/17/14, FRCD(3)	13,000	13,000

Mitsubishi UFJ Trust & Banking Corp., 0.22%, 6/9/14	8,000	8,000

Mizuho Bank Ltd., New York Branch, 0.22%, 6/2/14	5,680	5,680
0.20%, 6/23/14	10,895	10,895

National Australia Bank Ltd., London, 0.24%, 6/9/14, FRCD(3)	10,000	10,000

Nordea Bank Finland PLC, New York, 0.16%, 6/27/14	13,000	13,000
0.22%, 8/22/14	12,000	12,000
0.18%, 9/16/14	8,795	8,795

Norinchukin Bank, New York Branch, 0.21%, 6/9/14	8,000	8,000

Oversea-Chinese Banking Corp., 0.24%, 6/12/14	10,000	10,000
0.20%, 7/8/14	18,000	18,000
0.20%, 7/29/14	5,000	5,000

Rabobank Nederland, New York Branch, 0.25%, 6/2/14, FRCD(3)	6,530	6,531
0.19%, 6/9/14, FRCD(3)	15,875	15,875
0.21%, 12/3/14	15,000	15,000

Royal Bank of Canada, New York, 0.26%, 6/2/14, FRCD(3)	6,800	6,800
0.23%, 6/16/14, FRCD(3)	5,000	5,000
0.15%, 6/18/14, FRCD(3)	5,000	5,000

Skandinaviska Enskilda Banken AB, New York, 0.16%, 8/1/14	9,630	9,630
0.16%, 8/28/14	18,000	18,000

Societe Generale, New York Branch, 0.20%, 6/25/14	20,000	20,000

Sumitomo Mitsui Banking Corp., New York, 0.21%, 8/12/14	10,525	10,525

Svenska Handelsbanken AB, 0.18%, 6/19/14	9,845	9,845

Svenska Handelsbanken, New York, 0.16%, 6/2/14(3)	5,000	5,000
0.16%, 8/25/14	13,165	13,165

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 33.0% – continued

Banking – 33.0% – continued

Toronto Dominion Bank, New York, 0.23%, 7/15/14, FRCD(3)	$4,000	$4,000
0.22%, 8/6/14, FRCD(3)	14,000	14,000
0.16%, 8/13/14	15,000	15,000
0.15%, 9/2/14	5,000	5,000
0.16%, 9/25/14	17,000	17,000

U.S. Bank N.A., Minneapolis 0.10%, 6/18/14	13,870	13,870
0.14%, 9/2/14	7,125	7,125

Wells Fargo Bank N.A., 0.25%, 6/2/14, FRCD(3)	7,405	7,405
0.22%, 6/5/14, FRCD(3)	25,000	25,002
0.23%, 7/3/14, FRCD(3)	10,000	10,000
0.21%, 11/3/14	15,000	15,000

Westpac Banking Corp., New York, 0.22%, 8/7/14, FRCD(3)	10,000	10,000
0.23%, 8/12/14, FRC(3)	7,000	7,000
0.27%, 8/26/14, FRC(3)	4,000	4,000
		654,958
Total Certificates of Deposit
(Cost $654,958)		654,958

COMMERCIAL PAPER – 11.4%

Banking – 7.8%

Australia and New Zealand Banking Group, 0.23%, 8/18/14(1)(3)	15,000	15,000

Commonwealth Bank of Australia, 0.23%, 6/16/14(1)(3)	7,070	7,070

DBS Bank Ltd., 0.23%, 10/1/14(1)	8,095	8,089

DNB Bank ASA, 0.18%, 6/4/14(1)	14,075	14,075

ING US Funding LLC, 0.23%, 8/1/14	15,000	14,994

JP Morgan Securities LLC, 0.23%, 11/12/14	5,000	4,995
0.23%, 11/17/14(1)(2)	6,685	6,678

Nordea Bank AB, 0.18%, 6/26/14(1)	4,000	4,000
0.19%, 9/22/14(1)(2)	18,000	17,989

Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14(1)(2)	11,555	11,550

United Overseas Bank Ltd., 0.21%, 8/4/14(1)	19,020	19,013

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 11.4% – continued

Banking – 7.8% – continued
0.22%, 10/6/14(1)(2)	$10,030	$10,022

United Overseas Bank Ltd., Singapore, 0.17%, 8/8/14(1)(2)	7,885	7,882

Westpac Banking Corp., 0.30%, 7/8/14(1)(3)	4,000	4,002

Westpac Banking Corp., New York, 0.24%, 6/18/14(1)(3)	5,000	5,000
0.26%, 7/11/14(1)	4,000	4,000
		154,359

Diversified Manufacturing – 0.6%

Emerson Electric Co., 0.12%, 8/8/14(1)(2)	12,000	11,997

Food and Beverage – 0.4%

Coca-Cola (The) Co., 0.16%, 7/15/14(1)(2)	2,500	2,500
0.14%, 8/11/14(1)	6,115	6,113
		8,613

Life Insurance – 1.8%

Prudential Funding LLC, 0.12%, 6/13/14	35,000	34,999

Non Captive Diversified – 0.8%

General Electric Capital Corp., 0.21%, 8/6/14	15,000	14,994
Total Commercial Paper
(Cost $224,962)		224,962

CORPORATE NOTES/BONDS – 5.2%

Automotive – 0.9%

American Honda Finance Corp., 0.23%, 6/12/14, FRN(3)	6,795	6,795

Toyota Motor Credit Corp., 0.23%, 7/14/14, FRN(3)	11,655	11,655
		18,450

Foreign Agencies – 2.0%

Export Development Canada, 0.14%, 6/2/14(1)(3)	25,000	25,000
0.13%, 6/13/14, FRN(1)(2)(3)	5,000	5,000

KFW, 0.16%, 6/2/14(3)	10,000	10,000
		40,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.2% – continued

Non Captive Diversified – 0.1%

General Electric Capital Corp., 0.49%, 6/16/14, FRN(3)	$2,000	$2,001

Supranational – 1.7%

International Bank for Reconstruction & Development, 0.11%, 6/2/14(3)	10,000	10,000
0.14%, 6/2/14(3)	8,000	8,000
0.16%, 6/2/14, FRN(3)	9,000	9,000

International Finance Corp., 0.16%, 6/2/14(3)	6,000	6,000
		33,000

Technology – 0.5%

International Business Machines Corp., 0.20%, 8/4/14, FRN(3)	9,455	9,456
Total Corporate Notes/Bonds
(Cost $102,907)		102,907

EURODOLLAR TIME DEPOSITS – 18.0%

Banking – 18.0%

Australia and New Zealand Banking, 0.08%, 6/2/14	24,390	24,390

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.12%, 6/2/14	52,420	52,420
0.12%, 6/3/14	52,350	52,350
0.12%, 6/4/14	52,000	52,000

DBS Bank Ltd., Singapore Branch, 0.18%, 6/6/14	15,000	15,000

Den Norske Bank, Grand Cayman, 0.06%, 6/2/14	50,000	50,000

HSBC Holdings PLC, Paris Branch, 0.11%, 6/2/14	46,530	46,530
0.11%, 6/3/14	40,000	40,000

Nordea Bank Grand Cayman, 0.05%, 6/2/14	25,000	25,000
		357,690
Total Eurodollar Time Deposits
(Cost $357,690)		357,690

MEDIUM TERM NOTES – 1.0%

Non Captive Diversified – 1.0%

General Electric Capital Corp., 5.50%, 6/4/14	8,500	8,504

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 1.0% – continued

Non Captive Diversified – 1.0% – continued
5.65%, 6/9/14	$3,830	$3,834
4.88%, 3/4/15	7,294	7,548
		19,886
Total Medium Term Notes
(Cost $19,886)		19,886

U.S. GOVERNMENT AGENCIES – 8.4%(4)

Federal Farm Credit Bank – 1.3%

FFCB Bond, 0.16%, 8/12/14	5,000	5,000

FFCB Discount Note, 0.08%, 12/5/14	5,000	4,998

FFCB FRN, 0.09%, 6/2/14(3)	5,000	5,000
0.15%, 6/2/14(3)	3,000	2,999
0.18%, 6/2/14(3)	7,000	7,002
		24,999

Federal Home Loan Bank – 5.7%

FHLB Bonds, 0.12%, 6/9/14	9,730	9,730
0.18%, 8/5/14	3,925	3,925
0.13%, 8/15/14	7,710	7,709
0.18%, 9/12/14	10,000	10,000
0.17%, 12/11/14	7,015	7,014
0.13%, 1/6/15	8,570	8,567

FHLB Discount Note, 0.05%, 6/5/14	15,000	15,000

FHLB FRN, 0.24%, 6/2/14(3)	20,000	20,000
0.14%, 6/11/14(3)	9,000	8,999
0.10%, 6/20/14(3)	22,000	21,996
		112,940

Federal National Mortgage Association – 1.4%

FNMA Discount Note, 0.06%, 9/22/14	10,000	9,998

FNMA FRN, 0.12%, 6/5/14(3)	5,000	4,999
0.13%, 6/20/14	3,000	3,000
0.14%, 6/21/14(3)	10,000	10,004
		28,001
Total U.S. Government Agencies
(Cost $165,940)		165,940

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 2.3%

U.S. Treasury Bills – 0.6%
0.13%, 1/8/15	$5,000	$4,996
0.13%, 3/5/15	7,480	7,473
		12,469

U.S. Treasury Floating Rate Notes – 1.1%
0.09%, 6/2/14(3)	21,538	21,539

U.S. Treasury Notes – 0.6%
0.13%, 7/31/14	5,000	4,999
0.25%, 9/15/14	6,000	6,001
		11,000
Total U.S. Government Obligations
(Cost $45,008)		45,008

MUNICIPAL INVESTMENTS – 12.8%

California – 0.8%

County of Riverside Taxable VRDB, COPS, (State Street Bank & Trust Co. LOC), 0.12%, 6/9/14	2,400	2,400

Saddleback Valley Community Church, (FHLB of San Francisco LOC), 0.11%, 6/9/14	13,490	13,490
		15,890

Florida – 0.1%

Miami-Dade County IDA Adjustable TRB, Miami Stadium Project, (TD Bank N.A. LOC), 0.12%, 6/9/14	2,550	2,550

Illinois – 2.5%

City of Chicago Illinois Municipal CP, Series 02-D, (Wells Fargo Bank N.A. LOC), 0.16%, 7/10/14	24,007	24,003

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 12.8% – continued

Illinois – 2.5% – continued

Illinois State Finance Authority Revenue VRDB, Riverside Health System, (JPMorgan Chase Bank N.A. LOC), 0.06%, 6/9/14	$26,555	$26,555
		50,558

Iowa – 0.7%

Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer- Daniels-Midland, 0.05%, 6/9/14	13,000	13,000

Nevada – 0.6%

County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien, (Royal Bank of Canada LOC), 0.05%, 6/9/14	11,200	11,200

New York – 3.3%

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-3, (PNC Bank N.A. LOC), 0.06%, 6/2/14	29,550	29,550

New York City New York G.O., Subseries G-4, (PNC Bank N.A. LOC), 0.06%, 6/2/14	5,990	5,990

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.06%, 6/2/14	5,295	5,295

Saratoga County IDA Taxable Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/9/14	25,000	25,000
		65,835

Oregon – 2.4%

Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Variable Rate Demand Senior Living Facility Revenue Bonds, (FHLB of San Francisco LOC), 0.32%, 6/9/14	11,550	11,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 12.8% – continued

Oregon – 2.4% – continued

Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing, Series O, (FNMA LOC), 0.07%, 6/9/14	$35,375	$35,375
		46,925

Texas – 2.2%

Gulf Coast IDA Revenue VRDB, Exxon Mobil Project, 0.06%, 6/2/14	23,000	23,000

Texas State TRANS, 2.00%, 8/28/14	11,405	11,454

University of North Texas Municipal Interest Bearing CP, 0.30%, 6/9/14	8,760	8,760
		43,214

Vermont – 0.2%

Vermont EDA Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.20%, 8/7/14	5,000	5,000
Total Municipal Investments
(Cost $254,172)		254,172

Investments, at Amortized Cost
($2,004,422)		2,004,422

REPURCHASE AGREEMENTS – 6.4%

Joint Repurchase Agreements – 2.5%(5)

Bank of America Securities LLC, dated 5/30/14, repurchase price $16,720 0.04%, 6/6/14	16,720	16,720

Morgan Stanley & Co., Inc., dated 5/30/14, repurchase price $16,720 0.07%, 6/6/14	16,720	16,720

Societe Generale, New York Branch, dated 5/30/14, repurchase price $16,720 0.06%, 6/6/14	16,720	16,720
		50,160

Repurchase Agreements – 3.9%(6)

Citigroup Global Markets, Inc., dated 5/30/14, repurchase price $60,000 0.08%, 6/2/14	60,000	60,000

JPMorgan Securities LLC, dated 5/30/14,repurchase price $10,003 0.48%, 9/1/14	10,000	10,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 6.4% – continued

Repurchase Agreements – 3.9%(6) – continued

SG Americas Securities LLC, dated 5/30/14, repurchase price $7,000 0.21%, 6/2/14	$7,000	$7,000
		77,000
Total Repurchase Agreements
(Cost $127,160)		127,160

Total Investments – 107.5%
(Cost $2,131,582)(7)		2,131,582

Liabilities less Other Assets – (7.5)%		(148,479)
NET ASSETS – 100.0%		$1,983,103

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2014, the value of these restricted illiquid securities amounted to approximately $94,600,000 or 4.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Coca-Cola (The) Co., 0.16%, 7/15/14	1/24/14	$2,498
Collateralized Commercial Paper II, 0.25%, 11/24/14	5/27/14	14,981
Emerson Electric Co., 0.12%, 8/8/14	5/19/14	11,997
Export Development Canada, 0.13%, 6/13/14, FRN	5/6/14	5,000
JP Morgan Securities LLC, 0.23%, 11/17/14	5/19/14	6,677
Nordea Bank AB, 0.19%, 9/22/14	5/20/14	17,988
Ridgefield Funding Co. LLC, 0.16%, 6/18/14	5/16/14	5,999
Sumitomo Mitsui Banking Corp., 0.22%, 8/6/14	5/7/14	11,549
United Overseas Bank Ltd., 0.22%, 10/6/14	5/5/14	10,021
United Overseas Bank Ltd., Singapore, 0.17%, 8/8/14	5/8/14	7,882

(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,587	2.13% – 3.63%	4/15/28 – 2/15/40
U.S. Treasury Notes	$42,375	0.13% – 2.63%	6/30/14 – 1/15/24
Total	$50,962

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$18,191	2.25% – 8.75%	4/15/15 – 4/24/23
FHLMC	$5,164	2.35% – 3.68%	9/1/33 – 3/1/42
FNMA	$25,926	1.53% – 5.64%	7/1/17 – 5/1/43
GNMA	$3,334	4.70% – 6.00%	4/20/37 – 8/20/61
U.S. Treasury Notes	$27,110	0.25%	3/31/15
Total	$79,725

(7)	The cost for federal income tax purposes was $2,131,582.

Percentages shown are based on Net Assets.

At May 31, 2014, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	26.2%
2 – 15 Days	25.3
16 – 30 Days	6.8
31 – 60 Days	11.6
61 – 97 Days	17.4
98 – 180 Days	10.0
181 – 270 Days	2.0
271 – 366 Days	0.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2014:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio	$–	$2,131,582	(1)(2)	$–	$2,131,582

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2014, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2013.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities
COPS	Certificates of Participation
CP	Commercial Paper
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
GNMA	Government National Mortgage Association
G.O.	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
TRANS	Tax and Revenue Anticipation Notes
TRB	Taxable Revenue Bond
VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2014 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2014, each with its own investment objective (e.g., income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the custodian, transfer agent and accounting agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is calculated on each Business Day as of 3:00 p.m. Central time.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Portfolios’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2014, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2014, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO NAME	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Liquid Assets	Bank of America	$16,720	$(16,720)	$—
	Morgan Stanley & Co.	16,720	(16,720)	—
	Societe Generale	16,720	(16,720)	—
	Citigroup	60,000	(60,000)	—
	JPMorgan	10,000	(10,000)	—
	SG Americas	7,000	(7,000)	—
	Total	$127,160	$(127,160)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. There were no reclassifications at November 30, 2013.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2013, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$678

The Portfolio may offset future capital gains with this capital loss carryforward.

The following capital loss carryforwards were utilized at November 30, 2013, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$45

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2013, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$113

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2013	2012
Liquid Assets	$1,748	$1,585

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

Shareholders of the Portfolio have approved a new management agreement effective June 30, 2014 between the Portfolio and NTI (the “Management Agreement”), to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure. As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets. Prior to June 30, 2014, as compensation for advisory services and the assumption of related expenses, NTI was entitled to an advisory fee, computed daily and payable monthly, at the annual rate of 0.25 percent of the Portfolio’s average daily net assets, which NTI had contractually agreed to waive in its entirety. The effect of this waiver by NTI for the six months ended May 31, 2014, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations. Prior to June 30, 2014, NTI, as administrator, was also entitled to an administration fee from the Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than service fees, acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each disinterested Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses, and interest) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement”, as disclosed in the prospectus, do not exceed 0.10 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The expense reimbursement arrangement will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to the Portfolio if it determines that it is in the best interests of the Portfolio and its shareholders.

As compensation for services rendered as custodian and transfer agent including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Prior to June 30, 2014, Northern Trust had contractually agreed to waive all of the custody and accounting fees and transfer agent fees exclusive of the custodian fee credits described below.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

The effect of this fee waiver by Northern Trust for the six months ended May 31, 2014, is reflected as “Less waivers of custody and accounting fees” in the accompanying Statement of Operations.

The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

Prior to June 30, 2014, NTI, as Administrator, was entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the former Administration Agreement with the Trust, NTI, as Administrator, had contractually agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding investment advisory fees, custody and accounting fees, transfer agency fees, taxes, interest, indemnification expenses, acquired fund fees and expenses, the Portfolio’s proportionate share of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board, and membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2014, under such arrangement are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2014, is shown as “Receivable from affiliated administrator”, if any, in the accompanying Statement of Assets and Liabilities. The expense reimbursement was payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees and prior to June 30, 2014, out of its administration fees.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on November 25, 2013, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.07 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 24, 2014, unless renewed.

During the six months ended May 31, 2014, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2014.

6. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	8,124,897	(7,831,209)	293,688

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2014 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2013, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$15,594,243	$(15,184,663)	$409,580

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which makes amendments to the guidance in Accounting Standards Codification (ASC) 860 on accounting for certain repurchase agreements (“repos”). The ASU (1) requires entities to account for repurchase-to-maturity transactions as secured borrowings (rather than as sales with forward repurchase agreements), (2) eliminates accounting guidance on linked repurchase financing transactions, and (3) expands disclosure requirements related to certain transfers of financial assets that are accounted for as sales and certain transfers (specifically, repos, securities lending transactions, and repurchase-to-maturity transactions) accounted for as secured borrowings. The effective date of ASU 2014-11 is for interim and annual periods beginning after December 15, 2014. At this time, management is evaluating the implications of this ASU and the impact it will have to the financial statement amounts and footnote disclosures, if any.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that other than the item noted in Note 3—Advisory, Transfer Agency and Custodian Agreements, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

SHAREHOLDER MEETING RESULTS	MAY 31, 2014 (UNAUDITED)

A Special Joint Meeting of Shareholders of Northern Funds, including the Northern Multi-Manager Funds, and Northern Institutional Funds was held on May 19, 2014, at the office of Northern Trust Investments, Inc. 50 South LaSalle Street, Chicago, Illinois. At the meeting the following matters were voted upon by the shareholders of Northern Institutional Funds for the election of Trustees, and by the shareholders of the Portfolio for the approval of a new management agreement (the resulting votes are presented below):

1.	Election of nine Trustees of Northern Institutional Funds.

NOMINEE	AFFIRMATIVE	WITHHELD
William L. Bax	25,609,225,413	646,171,928
Edward J. Condon, Jr.	25,629,898,280	625,499,061
Mark G. Doll	25,726,689,401	528,707,940
Sandra Polk Guthman	25,698,764,285	556,633,056
Cynthia R. Plouché	25,703,539,455	551,857,886
Stephen N. Potter	25,747,367,470	508,029,871
Mary Jacobs Skinner	25,748,683,689	506,713,652
Richard P. Strubel	25,614,687,608	640,709,733
Casey J. Sylla	25,657,928,083	597,469,258

2.	To approve a new management agreement, included with the Proxy Statement for the meeting, between the Portfolio and its investment adviser, to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

FUND	AFFIRMATIVE	AGAINST	ABSTAIN
Liquid Assets Portfolio	1,483,926,393	0	0

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2014 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2013 through May 31, 2014.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/13 - 5/31/14” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/13	ENDING ACCOUNT VALUE 5/31/14	*EXPENSES PAID 12/1/13 - 5/31/14
Actual	0.10%	$1,000.00	$1,000.30	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2014. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2014 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios at regularly scheduled meetings held during the Portfolios’ fiscal year.

The NIF Trustees, including a majority of the Trustees who are not parties to the Management Agreement (“NIF Management Agreement”) or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the NIF Management Agreement on February 14, 2014 and recommended that shareholders of the Liquid Assets Portfolio (the “Portfolio”) approve the NIF Management Agreement. Shareholders approved the NIF Management Agreement for the Liquid Assets Portfolio on June 30, 2014. The foregoing meeting is referred to below as the “NIF Contract Meeting.”

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meeting. At the NIF Contract Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolio; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolio; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolio’s total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolio compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolio. In evaluating the NIF Management Agreement for the Portfolio, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by NTI and its affiliates. These services include acting as the Portfolio’s administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolio. They noted NTI’s enhancements to the pricing and Portfolio accounting systems made during the year and other investments in technology. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The NIF Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had oper-

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2014 (UNAUDITED)

ated within its investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that the Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolio’s contractual management fee rates; the Portfolio’s total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In this regard, the NIF Trustees considered that the proposed management fee for the Portfolio would be lower than the current combined advisory and administration fees, and that the total annual Portfolio operating expenses before reimbursements would be lower than under the current advisory and administration agreement. The NIF Trustees also considered that net expenses paid by the shareholders would be the same as under the current advisory and administration agreement.

The NIF Trustees reviewed information on the proposed management fee rates under the NIF Management Agreement and the Portfolio’s total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees considered that the Portfolio’s total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median.

The NIF Trustees also reviewed information comparing the Portfolio’s proposed management fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. The NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the NIF Trustees considered the amount of assets in the Portfolio; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Portfolio. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the Portfolio that the management fees to be paid by the Portfolio were reasonable in light of the services provided by NTI, its costs and the Portfolio’s asset levels, and that the NIF Management Agreement should be approved.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	22	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 7, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 7, 2014